[Front Cover]

[logo GALAXY FUNDS]

           MONEY MARKET FUNDS REPORT

       Money Market Fund [bullet] Government Fund [bullet] Tax-Exempt Fund [bullet] U.S. Treasury Fund [bullet] Connecticut Municipal Money Market Fund
               [bullet] Massachusetts Municipal Money Market Fund

    SEMI-ANNUAL
    REPORT

    FOR THE SIX MONTHS
    ENDED APRIL 30, 1998

CHAIRMAN'S
MESSAGE

Dear Shareholder:

              Enclosed is your performance report for the Galaxy Money Market Funds, which covers the six months ended April 30, 1998. The report includes a Market Overview explaining the primary economic and market trends at work during the previous six months plus Portfolio Reviews that describe how Fleet Investment Advisors Inc. managed the Funds to make the most of this environment. In the back of the report, there are separate financial statements for each Fund plus a list of Fund investments as of April 30, 1998.

              The last six months have been relatively quiet for the money markets. From time to time investors worried that the economy would strengthen enough to create higher inflation, which caused slight fluctuations in money market yields. Inflation declined during the period, however, allowing the Federal Reserve to keep the Fed funds rate at 5.50%. This left money market yields trading in a narrow range.

              Of course, money market investments are only part of a well-diversified portfolio. With low inflation and moderate economic growth, stock prices continued to break new highs during the period and earned returns more than four times the average of the last 70 years. This helped give the Standard & Poor's 500 Composite Stock Price Index a total cumulative return of 130% for the 36 months ended April 30, 1998 - a three-year return not seen in the 53 years since World War II. Returns for bonds were slightly above historic averages.

              In this mixed investment climate, you may find it useful to keep in mind the time-tested portfolio strategies of diversification and rebalancing. By spreading your portfolio among different types of assets, you can attempt to limit your investment risk. As stock valuations continue to exceed historic highs, many investors are using bonds and money market investments to attempt to reduce the impact of possible stock corrections on their portfolios.

              If you have a long-term diversification strategy in place, this may be a good time to check whether recent market changes, particularly those for stocks, have changed your original allocations. Many investment professionals suggest that you rebalance your portfolio at least once a year. However, when market values change rapidly, as they have in recent months, you may need to rebalance more often. Your investment professional can help you return your portfolio to the allocations you want.

              Should you have questions about this report, or want more information about any Galaxy Funds or services, please call the Galaxy Information Center at 1-800-628-0414.

              Sincerely,

              /s/ Dwight E. Vicks, Jr.

              Dwight E. Vicks, Jr.
              Chairman

Mutual Funds:

[bullet] are not bank deposits
[bullet] are not FDIC insured
[bullet] are not obligations of Fleet Bank
[bullet] are not guaranteed by Fleet Bank
[bullet] are subject to investment risk including possible loss of principal amount invested

MARKET OVERVIEW

MONEY MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.

              During the six months ended April 30, 1998, the Federal Reserve ("the Fed") left short-term interest rates unchanged, and money market yields traded in a narrow range -- fluctuating only slightly with changing outlooks for interest rates. Although economic growth was unexpectedly strong, which historically has meant higher inflation and interest rates, inflation actually declined during the period. As yields fluctuated, we adjusted maturities of investments in the Galaxy Money Market Funds to optimize current yield and take advantage of any increase in yields that might occur.

Declining Inflation

              In November 1997, when the period began, three-month Treasury bills were yielding about 5.2%, and the annual rate of inflation was about 2.2%. After growing at an annual rate of 3.1% in the third quarter of 1997, the gross domestic product ("GDP"), which measures U.S. goods and services, increased by 3.7% in the fourth quarter. Even though a tight labor market put upward pressure on wages and productivity continued to improve, inflation actually fell to 1.7% during the same period.

              During this time there was a worsening in Asian economic problems that had surfaced several months earlier. With low inflation and the chance that Asia's problems could slow U.S. exports and growth in months to come, the Fed found it unnecessary to raise interest rates. Meanwhile, the trouble in Asia created a flight to quality that increased demand for U.S. securities. In this environment, Treasury bill yields edged lower until late in December - when heavy sales by foreign investors needing liquidity put upward pressure on yields.

              In the first quarter of 1998, GDP growth accelerated to an estimated 4.2% annual rate. However, inflation continued to fall reaching 1.4%. In January, with further deterioration in Asia, and signs of slower earnings for U.S. firms, investors believed the Fed might slice interest rates. This drove money market yields lower again.

              Rising wages, robust housing activity, and greater stability in Asia dampened these expectations later in the quarter. Meanwhile continued demand for Treasury bills, plus news that a federal budget surplus might cut new-issue supplies, caused short-term rates to edge lower. Yield curves for commercial paper and issues of U.S. government agencies were flat during most of the first four months of 1998.

              In April, following a rapid rise in stock prices, the Fed indicated that it might have to raise interest rates to keep stock gains from overstimulating the economy. Money market yields edged slightly higher on the news. At the end of April, the yield for three-month Treasuries stood at 4.97%.

[CALLOUT]

"Although economic growth was unexpectedly strong, which historically has meant higher inflation and interest rates, inflation actually declined during the period."

[END CALLOUT]
                                       1

MARKET OVERVIEW

Performance At-A-Glance As of April 30, 1998

                                                    Retail          Retail B         Trust
                                                    Shares          Shares           Shares

            Galaxy Money Market Fund
                     7-day average yield..          4.92%            4.24%           5.10%
                     30-day average yield.          4.92%            4.19%           5.10%

            Galaxy Government Fund
                     7-day average yield..          4.86%            N/A             5.04%
                     30-day average yield.          4.86%            N/A             5.04%

            Galaxy Tax-Exempt Fund
                     7-day average yield..          3.20%            N/A             3.34%
                     30-day average yield.          2.99%            N/A             3.13%

            Galaxy U.S. Treasury Fund
                     7-day average yield..          4.70%            N/A             4.86%
                     30-day average yield.          4.72%            N/A             4.88%

            Galaxy Connecticut Municipal
            Money Market Fund
                     7-day average yield..          3.36%            N/A             N/A
                     30-day average yield.          3.08%            N/A             N/A

            GALAXY MASSACHUSETTS MUNICIPAL
            MONEY MARKET FUND
                     7-day average yield..          3.33%            N/A             N/A
                     30-day average yield.          3.05%            N/A             N/A

              Past performance is no guarantee of future results. Investments in the Galaxy Money Market Fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Yields are historical and will vary with market performance.

              Retail Shares are currently charged a shareholder servicing fee of 0.10% of average daily net assets. Retail B Shares are currently charged a distribution fee of 0.65% of average daily net assets and a shareholder servicing fee of 0.10% of average daily net assets. (See Note 3 in the Notes to Financial Statements.)

[CALLOUT]

"Because of the uncertainty about where rates will head, we plan to stay focused for now on shorter-term issues and floating-rate securities, which could give the Funds upside potential if yields continue to rise."

[END CALLOUT]

The Months Ahead

              We believe the problems in Asia could slow U.S. economic growth by the end of 1998. This would help keep inflation at bay and could send money market yields lower. In the meantime, however, short-term yields may continue to fluctuate. Even though the market has begun to adjust for a potential rate hike, yields could move higher if growth remains strong and inflation rises.

              Because of the uncertainty about where rates will head, we plan to stay focused for now on shorter-term issues and floating-rate securities, which could give the Funds upside potential if yields continue to rise. If we become convinced that yields have stabilized and could head lower, we will buy longer fixed-rate securities.

PORTFOLIO REVIEWS

GALAXY TAXABLE MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

[Photo of Karen Arneil]

              As changing inflation expectations caused short-term yields to fluctuate in recent months, we used different mixes of maturities to enhance yields of the Galaxy Taxable Money Market Funds -- which include the Galaxy Money Market Fund, the Galaxy Government Fund and the Galaxy U.S. Treasury Fund. By making these adjustments, and taking advantage of yield opportunities in individual market sectors, we helped the Funds earn competitive returns for the six months ended April 30, 1998.

              During the period, Trust Shares of the Galaxy Money Market Fund had a total return of 2.59%, and Retail A Shares of the Galaxy Money Market Fund earned a total return of 2.50%. Retail B Shares earned a total return of 2.13% before deducting the 5.00% contingent deferred sales charge, and a total return of -2.87% after deducting the 5.00% contingent deferred sales charge.

              Over the same time, Lipper Analytical Services ("Lipper"), a mutual fund performance tracking service, measured average total returns of 2.65% for trust shares and 2.43% for retail shares of other taxable money market funds that reported their results to Lipper.

              For the six months ended April 30, 1998, Trust Shares of the Galaxy Government Fund had a total return of 2.55% and Retail A Shares of the Galaxy Government Fund had a total return of 2.44%. Trust shares of other money market funds investing in U.S. government issues that reported their performances to Lipper earned an average total return of 2.62% over the same period. Retail shares of similar funds that reported their performances to Lipper earned an average total return of 2.46% for the period.

              During this time, Trust Shares of the Galaxy U.S. Treasury Fund had a total return of 2.44%. Retail A Shares of the Galaxy U.S. Treasury Fund earned a total return of 2.35%. These returns compared with an average total return of 2.55% for trust shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper. Retail Shares of similar funds that reported their performances to Lipper earned a total return of 2.39% for the period.

Increasing Fund Yields

              In November and early December of 1997, with the yield curve for U.S. Treasury money market instruments quite flat, we focused investments in the Galaxy U.S. Treasury Fund on issues that matured in one month or less. When yields improved late in December, due to heavy sales of short-term Treasuries by foreign investors, we added longer maturities to take advantage of this temporary increase in yields. During this time

[Pie Chart]

Galaxy Money
Market Fund

Distribution of Total Net
Assets as of April 30, 1998

Corporate Notes & Bonds 7%

Repurchase Agreement 7%

Certificates of Deposit 5%

Commercial Paper 67%

U.S. Gov't. & Agency Obligations 14%


[Line Chart]

Galaxy Money Market Fund

7-Day Average Yield

 4/30/97        4.87         5.04          4.32
 5/31/97        4.93         5.11          4.27
 6/30/97        4.98         5.16          4.27
 7/31/97        4.97         5.15          4.21
 8/31/97        4.96         5.15          4.22
 9/30/97        4.97         5.16          4.22
10/31/97        4.93         5.12          4.24
11/30/97        4.99         5.18          4.36
12/31/97        5            5.19          4.32
 1/31/98        5.01         5.2           4.27
 2/29/98        4.97         5.14          4.19
 3/31/98        4.95         5.12          4.19
 4/30/98        4.92         5.1           4.24

(Square Bullet) Galaxy Money Market Fund-Trust

(Square Bullet) Galaxy Money Market Fund-Retail A

(Square Bullet) Galaxy Money Market Fund-Retail B


[Pie Chart]

Galaxy Government Fund

Distribution Of Total Net Assets As Of April 30, 1998

Federal Home Loan Mortgage Corporation 30%

Student Loan Marketing Association 2%

Federal Farm Credit Bank 9%

Federal Home Loan Bank 16%

Repurchase Agreement 16%

Federal National Mortgage Association 27%

PORTFOLIO REVIEWS

we bought investments for the Galaxy Money Market Fund and the Galaxy Government Fund that matured in the early months of 1998. This let us make the most of a year-end increase in supply that pushed yields higher.

              As expectations for a cut in short-term rates pushed yields lower early in 1998, we added yield in the Galaxy U.S. Treasury Fund by purchasing slightly longer maturities and emphasizing Treasury notes and bonds that mature in one year or less. We also added cash-management bills issued by the U.S. Treasury to meet short-term borrowing needs. These issues matured around tax time and were cheap compared to treasuries in other parts of the curve.

              In the Galaxy Government Fund, we kept large overnight positions early in 1998, when yields for U.S. government agency instruments were much lower than yields for overnight securities. As agency yields improved, we added longer maturities. Because the yield curve for commercial paper was flat during this time, we emphasized shorter maturities in the Galaxy Money Market Fund -- enhancing yields through individual investment opportunities.

              Throughout the period we staggered maturity dates of the Funds' holdings. We concentrated on high-quality domestic names to minimize exposure to economic woes overseas. We also added investments in floating rate securities, whose coupons reset frequently, to give the Fund upside potential should the Federal Reserve (the "Fed") raise interest rates. On April 30, 1998, the Galaxy Money Market Fund had an average maturity of 36 days, the Galaxy Government Fund had an average maturity of 34 days, and the Galaxy U.S. Treasury Fund had an average maturity of 59 days.

A Cautious Approach

              We expect to use similar strategies in the months ahead. Because yields could move higher if economic growth remains strong and inflation rises, we plan to stay focused on shorter-term issues. This, plus continued use of floating-rate securities, should make it easier to restructure Fund portfolios as yields change.

              In the meantime, we plan to continue looking for high-quality investments with good value. If we feel rates have stabilized and could move lower, we will add longer fixed-rate securities to the investment mix.

Karen Arneil has managed the Galaxy Money Market Fund, the Galaxy Government Fund and the Galaxy U.S. Treasury Fund since September 1996. She has managed money investments since 1993.

[Line Chart]

Galaxy Government Fund

7-Day Average Yield

 4/30/97          4.77           4.97
 5/31/97          4.48           4.69
 6/30/97          4.5            4.71
 7/31/97          4.54           4.75
 8/31/97          4.61           4.82
 9/30/97          4.63           4.85
10/31/97          4.58           4.8
11/30/97          4.86           5.06
12/31/97          4.88           5.08
 1/30/98          4.91           5.11
 2/29/98          4.9            5.07
 3/31/98          4.89           5.07
 4/30/98          4.86           5.04

(Square Bullet) Galaxy Government Fund-Trust
(Square Bullet) Galaxy Government Fund-Retail A

[Pie Chart]

Galaxy U.S. Treasury Fund

Distribution of Total Net Assets as of April 30, 1998

Net Other Assets & Liabilities  1%

Student Loan Marketing Association  4%

U.S. Treasury Bills  15%

Federal Home Loan Bank  23%

Federal Farm Credit Bank  6%

U.S. Treasury Notes  51%

[Line Chart]

Galaxy U.S. Treasury Fund

7-Day Average Yield

 4/30/97          4.62           4.78
 5/30/97          4.61           4.78
 6/30/97          4.64           4.81
 7/31/97          4.68           4.85
 8/31/97          4.63           4.8
 9/30/97          4.65           4.84
10/31/97          4.64           4.81
11/30/97          4.67           4.84
12/31/97          4.68           4.85
 1/31/98          4.7            4.87
 2/29/98          4.73           4.89
 3/31/98          4.75           4.91
 4/30/98          4.7            4.86

(Square Bullet) Galaxy U.S. Treasury Fund-Trust
(Square Bullet) Galaxy U.S. Treasury Fund-Retail A

PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT
MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

              In the six months ended April 30, 1998, yields for tax-exempt money market instruments were strongly affected by seasonal shifts in supply and demand. In trying to make the most of yield fluctuations, we adjusted maturities of the Galaxy Tax-Exempt Money Market Funds -- which include the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund. By also looking for individual instruments that offered good value, we helped the Funds earn returns that were close to other funds with similar investment objectives.

              During the period Trust and Retail A Shares of the Galaxy Tax-Exempt Fund had total returns of 1.50% and 1.44%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 1.63% and 1.50%.

              Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 1.44%, versus 1.41% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 1.42%, versus 1.46% for the retail shares of other Massachusetts tax-exempt money market funds reporting performances to Lipper.

Adding Yield

              In the last months of 1997, we took a two-pronged approach in managing the Funds. To meet traditional year-end outflows of cash, we emphasized investments with strong liquidity. At the same time, we purchased longer-term investments that would

[Pie Chart]

Galaxy Tax-Exempt Fund

Distribution of Total Net Assets as of April 30, 1998

Other Territories, Cash Equivalents &
Net Other Assets & Liabilities  5%

North Central  19%

East  11%

Pacific  8%

Mountain  15%

South  42%

[Line Chart]

Galaxy Tax-Exempt Fund

7-Day Average Yield

 4/30/97          3.25           3.39
 5/31/97          3.18           3.33
 6/30/97          3.41           3.55
 7/31/97          2.99           3.13
 8/31/97          2.92           3.07
 9/30/97          3.11           3.26
10/31/97          2.99           3.13
11/30/97          3.08           3.23
12/31/97          3              3.15
 1/30/98          2.93           3.07
 2/29/98          2.83           2.96
 3/31/98          2.91           3.04
 4/30/98          3.2            3.34

(Square Bullet)  Galaxy Tax-Exempt Fund-Trust
(Square Bullet)  Galaxy Tax-Exempt Fund-Retail A

[Line Chart]

Galaxy Connecticut Municipal
Money Market Fund

7-Day Average Yield

 4/30/97          3.44
 5/31/97          3.14
 6/30/97          3.31
 7/31/97          2.95
 8/31/97          2.79
 9/30/97          3.18
10/31/97          3
11/30/97          3.12
12/31/97          3
 1/31/98          2.87
 2/29/98          2.77
 3/31/98          2.97
 4/30/98          3.36

(Square Bullet) Galaxy Connecticut Municipal Money Market Fund

PORTFOLIO REVIEWS

mature after January of 1998, when we expected strong demand to put downward pressure on the yields of short-term tax-exempt securities. Demand remained strong after January. Because supplies of tax-exempt money market instruments were relatively tight, this made the prices of these securities expensive and their yields low. To add yield, while reducing daily yield fluctuations, we increased positions in variable rate instruments, whose rates reset weekly instead of daily. Throughout the period we maintained very liquid portfolios of high-quality investments that would allow us to respond quickly to any changes in yields.

              As of April 30, 1998, the average maturity of the Tax-Exempt Fund was 32 days, and the average maturities of the Connecticut and Massachusetts Municipal Money Market Funds were 31 days and 34 days, respectively.

New Opportunities

              In recent weeks the supply of tax-exempt money market securities has increased. With the April tax season and liquidity concerns behind us, and demand likely to strengthen, we plan to start adding longer maturities to lock in the higher yields. The fiscal 1999 note season will start in late May and early June when many municipalities issue debt. At that time, we expect to buy notes to extend the Funds' average days to maturity. Because of the historical seasonal strengthening of demand in July, we will be looking for investments that mature after July. As a result of such technical factors, average maturities for the Galaxy Tax-Exempt Money Market Funds may be slightly longer than average maturities for their taxable counterparts.

Karen Arneil has managed the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund since September 1996. She has managed money market investments since 1993.

[Pie Chart]

Galaxy
Connecticut Municipal
Money Market Fund

Distribution of Total Net Assets
as of April 30, 1998

South  7%

Pacific  6%

Connecticut  62%

Other Territories, Cash Equivalents &
Net Other Assets & Liabilities  7%

Puerto Rico  15%

North Central  3%


[Pie Chart]

Galaxy Massachusetts Municipal
Money Market Fund

Distribution of Total Net Assets as of April 30, 1998

Puerto Rico  12%

Massachusetts  70%

Pacific, Other Territories,
Cash Equivalents &
Net Other Assets & Liabilities  4%

South  10%

North Central  4%



[Line Chart]

Galaxy Massachusetts Municipal
Money Market Fund

7-Day Average Yield

 4/30/97          3.47
 5/31/97          3.16
 6/30/97          3.4
 7/31/97          2.95
 8/31/97          2.8
 9/30/97          3.2
10/31/97          2.96
11/30/97          3.09
12/31/97          2.96
 1/31/98          2.83
 2/28/98          2.72
 3/31/98          2.87
 4/30/98          3.33

(Square Bullet) Galaxy Massachusetts Municipal Money Market Fund


--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser is presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and exclude the deduction of any contingent deferred sales charge unless otherwise indicated. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

SHAREHOLDER
SERVICES

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of nearly everyone.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one fund for shares in another fund at no cost (as long as you exchange within the same share class).

QUARTERLY MAGAZINE

Service also means giving you the practical information you need in language you can understand to make smart investment decisions. The quarterly magazine, Galaxy Observer, brings news, strategies and simple, straight-forward explanations of investment basics and terminology.

CONSOLIDATED STATEMENTS

Timely, comprehensive mutual fund account statements offer detailed information on your individual account. If you have a Fleet One, Fleet Gold or a Fleet Private Banking Account, your Galaxy Fund information can be added to these statements.

24-HOUR ACCESS TO REGISTERED REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and services. Call 1-800-628-0414 for information on initial purchases and current performance.

CUSTOMER SERVICE

Quality customer service is only a phone call away. Call 1-800-628-0414 between 9 a.m. and 5 p.m. to arrange bank wires, or to make telephone exchanges and redemptions.

In addition, Galaxy's state-of-the-art InvestConnect automated voice response system is available to serve you 24-hours a day, seven days a week by calling 1-800-628-0414 Option 1.

--------------------------------------------------------------------------------
Certain shareholder services may not be available for Trust Share investors. Please consult your Fund Prospectus.

* Shares of the Funds are distributed through First Data Distributors, Inc., Member NASD and SIPC. Investment Specialists are registered representatives of FIS Securities, Inc., Fleet Enterprises Inc. or Quick & Reilly Inc., Members NASD and SIPC.

[CALLOUT]

"A well-balanced asset allocation plan may help to control your risk while pursuing your goals."

[END CALLOUT]
                                       7

TRUSTEES
AND OFFICERS

Dwight E. Vicks, Jr.
Chairman and Trustee

John T. O'Neill
President, Treasurer
and Trustee

Louis DeThomasis,
F.S.C., Ph.D.
Trustee

Donald B. Miller
Trustee

James M. Seed
Trustee

Bradford S. Wellman
Trustee

W. Bruce
McConnel, III, Esq.
Secretary

Jylanne Dunne
Vice President &
Assistant Treasurer

INVESTMENT ADVISOR
Fleet Investment
Advisors Inc.
75 State Street
Boston, MA
02109

DISTRIBUTOR
First Data
Distributors, Inc.
4400 Computer Drive
Westborough,
Massachusetts 01581

ADMINISTRATOR
First Data Investor
Services Group, Inc.
4400 Computer Drive
Westborough,
Massachusetts 01581-5108


This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains more information concerning the Fund's investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet Bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal amount invested. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

                                 [Recycle Logo]

                   This report was printed on recycled paper.

THE GALAXY FUND

Money Market Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)


                                                                          Value
Par Value                                                                (Note 2)
---------                                                                --------

COMMERCIAL PAPER (A) - 66.69%


                 Finance - 41.52%

$   34,000,000   ABN-AMRO North America
                 Finance, Inc.
                 5.46%, 07/02/98..............................        $ 33,680,286
    25,000,000   American Express Credit Corp.
                 5.52%, 05/04/98..............................          24,988,500
    35,000,000   American Express Credit Corp.
                 5.46%, 06/02/98..............................          34,830,133
    35,000,000   American Express Credit Corp.
                 5.45%, 08/07/98..............................          34,480,736
    35,000,000   Associates Corp. of North America
                 5.50%, 05/15/98..............................          34,925,139
    40,000,000   Associates Corp. of North America
                 5.48%, 06/16/98..............................          39,719,911
    15,000,000   Bellsouth Capital Funding
                 5.49%, 05/18/98..............................          14,961,113
    25,000,000   Cargill Financial Services Corp.
                 5.54%, 5/01/98................................         25,000,000
    14,450,000   Caterpillar Financial Services Corp.
                 5.52%, 05/04/98..............................          14,443,353
    20,500,000   Caterpillar Financial Services Corp.
                 5.37%, 06/09/98..............................          20,380,741
    25,000,000   Caterpillar Financial Services Corp.
                 5.42%, 08/26/98..............................          24,559,625
    35,000,000   Diageo Capital, Plc (C)
                 5.48%, 05/01/98..............................          35,000,000
    35,000,000   Diageo Capital, Plc (C)
                 5.47%, 05/26/98..............................          34,867,049
    25,000,000   Diageo Capital, Plc (C)
                 5.46%, 07/06/98..............................          24,749,750
    30,000,000   Export Development Corp.
                 5.53%, 05/01/98..............................          30,000,000
    45,000,000   Ford Motor Credit Co.
                 5.45%, 05/20/98..............................          44,870,562
    45,000,000   Ford Motor Credit Co.
                 5.49%, 07/24/98..............................          44,423,550
    40,000,000   General Electric Capital Corp.
                 5.44%, 05/05/98..............................          39,975,822
    35,000,000   General Electric Capital Corp.
                 5.41%, 07/22/98..............................          34,568,702
    25,000,000   General Electric Capital Corp.
                 5.37%, 08/20/98..............................          24,586,063
    40,000,000   General Motors Acceptance Corp.
                 5.44%, 05/04/98..............................          39,981,867
    20,000,000   General Motors Acceptance Corp.
                 5.53%, 05/06/98..............................          19,984,639
    29,918,000   General Re Corp.
                 5.50%, 05/28/98..............................          29,794,588
    10,000,000   General Re Corp.
                 5.50%, 06/05/98..............................           9,946,527
    20,000,000   General Re Corp.
                 5.53%, 06/11/98..............................          19,874,038

                 Finance (continued)

$   15,000,000   General Re Corp.
                 5.47%, 06/12/98..............................         $14,904,275
     5,400,000   General Re Corp.
                 5.47%, 06/26/98..............................           5,354,052
    40,000,000   Lloyds Bank, Plc
                 5.44%, 07/06/98..............................          39,601,067
    40,000,000   Morgan (J.P.) & Co., Inc.
                 5.50%, 05/18/98..............................          39,896,111
    25,000,000   Motorola, Inc.
                 5.47%, 06/22/98..............................          24,802,472
    30,000,000   Motorola, Inc.
                 5.45%, 06/26/98..............................          29,745,666
    13,750,000   National Rural Utilities Cooperative
                 Finance Corp.
    18,500,000   5.43%, 05/12/98..............................          13,727,186
                 National Rural Utilities Cooperative
                 Finance Corp.
                 5.50%, 06/11/98..............................          18,384,118
    15,000,000   National Rural Utilities Cooperative
                 Finance Corp.
                 5.48%, 06/19/98..............................          14,888,117
    10,000,000   National Rural Utilities Cooperative
                 Finance Corp.
                 5.47%, 06/22/98..............................           9,920,989
    15,000,000   National Rural Utilities Cooperative
                 Finance Corp.
                 5.47%, 06/25/98..............................          14,874,646
    30,000,000   National Rural Utilities Cooperative
                 Finance Corp.
                 5.47%, 07/20/98..............................          29,635,334
    40,000,000   Nestle Capital Corp.
                 5.47%, 06/10/98..............................          39,756,889
    10,000,000   Nestle Capital Corp.
                 5.47%, 06/12/98..............................           9,936,183
    25,000,000   Novartis Finance Corp.
                 5.49%, 05/21/98..............................          24,923,750
    30,000,000   Novartis Finance Corp.
                 5.49%, 05/26/98..............................          29,885,625
    21,000,000   Novartis Finance Corp.
                 5.48%, 06/16/98..............................          20,852,953
    25,000,000   Novartis Finance Corp.
                 5.49%, 06/29/98..............................          24,775,063
    23,000,000   PACCAR Financial Corp.
                 5.48%, 05/07/98..............................          22,978,993
    12,000,000   PACCAR Financial Corp.
                 5.43%, 05/08/98..............................          11,987,330
    20,000,000   PACCAR Financial Corp.
                 5.50%, 05/14/98..............................          19,960,278
    40,000,000   Toronto Dominion Holdings USA, Inc.
                 5.47%, 06/09/98..............................          39,762,967
    25,000,000   Toronto Dominion Holdings USA, Inc.
                 5.50%, 06/30/98..............................          24,770,833

                       See Notes to Financial Statements.

                                       9



THE GALAXY FUND

Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                          Value
Par Value                                                                (Note 2)
---------                                                                --------
                 Finance (continued)

$   30,000,000   Toronto Dominion Holdings USA, Inc.
                 5.45%, 07/08/98..............................      $   29,691,167
    12,235,000   USAA Capital Corp.
                 5.48%, 06/08/98..............................          12,164,227
    15,000,000   USAA Capital Corp.
                 5.46%, 06/10/98..............................          14,909,000
     7,375,000   USAA Capital Corp.
                 5.45%, 07/24/98..............................           7,281,215
    13,000,000   USAA Capital Corp.
                 5.45%, 08/28/98..............................          12,765,801
                                                                     -------------
                                                                     1,336,729,001
                                                                     -------------
                 Industrial - 8.28%

    42,000,000   Atlantic Richfield Co.
                 5.48%, 05/19/98..............................          41,884,920
    19,550,000   Atlantic Richfield Co.
                 5.46%, 06/19/98..............................          19,404,711
    24,875,000   Atlantic Richfield Co.
                 5.47%, 07/10/98..............................          24,610,427
    25,725,000   Emerson Electric Co.
                 5.48%, 05/11/98..............................          25,685,841
    24,500,000   Emerson Electric Co.
                 5.47%, 06/08/98..............................          24,358,540
    35,000,000   Minnesota Mining & Manufacturing Co.
                 5.48%, 05/07/98..............................          34,968,033
    26,875,000   Minnesota Mining & Manufacturing Co.
                 5.42%, 05/20/98..............................          26,798,123
    50,000,000   Shell Oil Co.
                 5.53%, 05/01/98..............................          50,000,000
    19,000,000   Shell Oil Co.
                 5.46%, 06/12/98..............................          18,878,970
                                                                       -----------
                                                                       266,589,565
                                                                       -----------
                 Consumer Staples - 7.99%

    54,000,000   Abbott Laboratories
                 5.47%, 05/12/98..............................          53,909,745
    25,000,000   Anheuser Busch Co, Inc.
                 5.53%, 05/01/98..............................          25,000,000
    17,000,000   Campbell Soup Co.
                 5.33%, 06/16/98..............................          16,884,221
    20,000,000   Coca Cola Co.
                 5.49%, 06/24/98..............................          19,835,300
     8,300,000   Coca Cola Co.
                 5.46%, 07/30/98..............................           8,186,705
    22,853,000   Heinz (H.J.) Co.
                 5.49%, 05/05/98..............................          22,839,060
    40,000,000   Heinz (H.J.) Co.
                 5.49%, 05/12/98..............................          39,932,900
    14,200,000   Kellogg Co.
                 5.47%, 06/03/98..............................          14,128,799

                 Consumer Staples (continued)

 $   7,090,000   Procter & Gamble Co.
                 5.38%, 06/08/98..............................       $   7,049,737
    10,000,000   Procter & Gamble Co.
                 5.38%, 06/23/98..............................           9,920,794
    40,000,000   Procter & Gamble Co.
                 5.45%, 06/29/98..............................          39,642,722
                                                                     -------------
                                                                       257,329,983
                                                                     -------------
                 Chemicals and Drugs - 2.57%

    12,000,000   duPont (E.I.) deNemours & Co.
                 5.50%, 05/07/98..............................          11,989,000
     1,075,000   duPont (E.I.) deNemours & Co.
                 5.48%, 05/22/98..............................          21,007,630
    50,000,000   duPont (E.I.) deNemours & Co.
                 5.43%, 05/28/98..............................          49,796,375
                                                                     -------------
                                                                        82,793,005
                                                                     -------------
                 Technology - 2.48%

    40,000,000   Ameritech Corp.
                 5.41%, 05/12/98..............................          39,933,878
    40,000,000   Ameritech Corp.
                 5.48%, 05/15/98..............................          39,914,756
                                                                     -------------
                                                                        79,848,634
                                                                     -------------

                 Agricultural - 2.32%

    25,000,000   Cargill, Inc.
                 5.54%, 05/01/98..............................          25,000,000
    25,000,000   Cargill, Inc.
                 5.42%, 05/19/98..............................          24,932,250
    25,000,000   Cargill, Inc.
                 5.46%, 06/10/98..............................          24,848,333
                                                                     -------------
                                                                        74,780,583
                                                                     -------------
                 Utilities - 1.53%

    25,000,000   AMOCO Co.
                 5.43%, 07/16/98..............................          24,713,417
    25,000,000   AMOCO Co.
                 5.45%, 07/21/98..............................          24,693,438
                                                                     -------------
                                                                        49,406,855
                                                                     -------------
                 Total Commercial Paper.......................       2,147,477,626
                                                                     -------------
                 (Cost  $2,147,477,626)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.37%

                 Federal Home Loan Mortgage Corporation - 7.39%

    40,000,000   5.44%, 05/08/98 (A).........................           39,957,689
    40,000,000   5.42%, 05/29/98 (A).........................           39,831,378

                       See Notes to Financial Statements.

                                    10



THE GALAXY FUND

Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                          Value
Par Value                                                                (Note 2)
---------                                                                --------

                 Federal Home Loan
                 Mortgage Corporation (continued)

$   25,000,000   5.58%, 06/05/98 (A).........................        $  24,864,375
    35,000,000   5.42%, 06/08/98 (A).........................           34,799,761
    20,000,000   5.43%, 06/22/98 (B).........................           19,992,496
    40,000,000   5.40%, 07/23/98 (A).........................           39,502,000
    40,000,000   5.32%, 10/09/98 (A).........................           39,048,311
                                                                     -------------
                                                                       237,996,010
                                                                     -------------

                 Federal Home Loan Bank - 3.57%

    45,000,000   5.43%, 05/06/98 (A).........................           44,966,063
    35,000,000   5.41%, 06/12/98 (A).........................           34,779,092
    35,000,000   5.43%, 07/07/98 (B).........................           34,993,667
                                                                     -------------
                                                                       114,738,822
                                                                     -------------

                 Federal National Mortgage Association (A) - 3.41%

    40,000,000   5.42%, 06/24/98.............................           39,674,800
    40,000,000   5.41%, 07/10/98.............................           39,579,611
    31,000,000   5.39%, 07/27/98.............................           30,596,199
                                                                     -------------
                                                                       109,850,610
                                                                     -------------
                 Total U.S. Government and
                 Agency Obligations........................            462,585,442
                 (Cost $462,285,442)                                 -------------

CORPORATE NOTES AND BONDS - 7.38%

                 Banking (B) - 4.46%

    25,000,000   NationsBank of Texas, Bank Note
                 5.78%, 12/18/98.............................           25,026,264
     7,500,000   NationsBank Corp, MTN
                 5.72%, 08/25/98.............................            7,504,005
    53,000,000   PNC Bank NA, Bank Note
                 5.68%, 06/05/98.............................           53,002,620
    18,200,000   PNC Bank NA, Bank Note
                 5.68%, 09/25/98.............................           18,205,052
    40,000,000   U.S. Bank National Association
                 of Minnesota, Bank Note
                 5.53%, 10/21/98.............................           39,986,994
                                                                     -------------
                                                                       143,724,935
                                                                     -------------

                 Finance (B) - 2.92%

    14,000,000   Caterpillar Financial Services Corp.
                 Series, MTN
                 5.89%, 10/19/98.............................           14,017,603
    40,000,000   Deere (John) Capital Corp., MTN
                 5.49%, 02/09/99.............................           39,981,326
    40,000,000   IBM Credit Corp., MTN
                 5.47%, 09/10/98.............................           39,990,420
                                                                     -------------
                                                                        93,989,349
                                                                     -------------
                 Total Corporate Notes and Bonds                       237,714,284
                 (Cost  $237,714,284)                                -------------

CERTIFICATES OF DEPOSIT - 4.72%

$   32,000,000   ABN-AMRO Bank, NV
                 Yankee
                 5.82%, 07/17/98.............................        $  31,991,967
    40,000,000   Canadian Imperial Bank of Commerce
                 Yankee
                 5.55%, 06/15/98.............................           40,000,000
    40,000,000   Canadian Imperial Bank of Commerce
                 Yankee
                 5.62%, 06/22/98.............................           40,000,000
    40,000,000   National Westminster Bank, Plc
                 Yankee
                 5.51%, 05/27/98.............................           40,000,284
                                                                     -------------
                 Total Certificates of Deposit ..............          151,992,251
                 (Cost  $151,992,251)                                -------------

REPURCHASE AGREEMENT - 6.95%

    223,788,000  Repurchase Agreement with:
                 State Street
                 5.49%, 05/01/98, dated 04/30/98
                 Repurchase Price $223,822,128
                 (Collateralized by U.S. Treasury Bonds
                 8.38%, Due 2008;
                 Total Par $201,304,000;
                 Market Value $228,069,225)..................          223,788,000
                                                                     -------------
                 Total Repurchase Agreement..................          223,788,000
                                                                     -------------
                 (Cost  $223,788,000)

Total Investments - 100.11%..................................        3,223,557,603
(Cost $3,223,557,603)*

Net Other Assets and Liabilities - (0.11)%...................           (3,562,172)
                                                                     --------------
Net Assets - 100.00%.........................................       $3,219,995,431
                                                                     ==============

-------------------------------------------------------

  *    Aggregate cost for federal tax purposes.

  (A)  Discount yield at time of purchase

  (B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1998.

  (C) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may be resold to qualified institutional buyers. At April 30, 1998, these securities amounted to $94,616,799 or 2.94% of net assets.

  MTN  Medium Term Note


                       See Notes to Financial Statements.

THE GALAXY FUND

Government Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)

THE GALAXY FUND

                                                                         Value
Par Value                                                               (Note 2)
---------                                                               --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 84.29%

                 Federal Home Loan Mortgage Corporation - 30.65%

$   25,000,000   5.43%, 05/08/98 (A).........................       $   24,973,604
    35,000,000   5.46%, 05/13/98 (A).........................           34,936,300
    25,000,000   5.43%, 05/15/98 (A)........................            24,947,208
    30,000,000   5.42%, 05/28/98 (A).........................           29,878,050
    30,000,000   5.42%, 05/29/98 (A).........................           29,873,533
    30,000,000   5.40%, 06/10/98 (A).........................           29,820,000
    35,000,000   5.39%, 06/18/98 (A).........................           34,748,467
    35,971,000   5.42%, 06/19/98 (A).........................           35,705,417
    30,000,000   5.43%, 06/22/98 (B).........................           29,996,670
    20,000,000   5.42%, 06/26/98 (A).........................           19,831,378
    30,000,000   5.40%, 07/15/98 (A).........................           29,662,500
    35,000,000   5.35%, 09/18/98 (A).........................           34,271,804
                                                                     -------------
                                                                       358,644,931
                                                                     -------------

                 Federal National Mortgage Association - 26.97%

    23,515,000   5.44%, 05/07/98 (A).........................           23,493,680
    30,000,000   5.40%, 05/11/98 (A).........................           29,955,000
    40,000,000   5.36%, 05/18/98 (A).........................           39,898,850
    14,925,000   5.42%, 05/27/98 (A).........................           14,866,631
    30,000,000   5.42%, 06/05/98 (A).........................           29,842,063
    50,000,000   5.37%, 06/12/98 (A).........................           49,686,750
    25,000,000   5.27%, 06/15/98 (A).........................           24,835,313
    25,000,000   5.41%, 07/10/98 (A).........................           24,737,257
    20,000,000   5.37%, 08/12/98.............................           19,985,571
    20,000,000   5.71%, 09/09/98 MTN.........................           19,991,056
    38,350,000   5.57%, 11/09/98 MTN (B).....................           38,349,737
                                                                     -------------
                                                                       315,641,908
                                                                     -------------

                 Federal Home Loan Bank - 15.73%

   30,000,000    5.43%, 05/01/98 (A).........................           30,000,000
   30,000,000    5.43%, 05/06/98 (A).........................           29,977,375
   12,336,000    5.42%, 05/08/98 (A).........................           12,322,999
   32,500,000    5.43%, 05/15/98 (A).........................           32,431,371
   15,000,000    5.41%, 06/12/98 (A).........................           14,905,325
   25,000,000    5.43%, 07/07/98 (B).........................           24,995,477
   20,000,000    5.47%, 10/02/98 (B).........................           19,994,250
   20,000,000    5.32%, 10/16/98 (A).........................           19,503,465
                                                                     -------------
                                                                       184,130,262
                                                                     -------------


                 Federal Farm Credit Bank - 9.23%

$   52,574,000   5.35%, 05/01/98.............................       $   52,574,000
    15,000,000   5.50%, 06/01/98.............................           15,000,000
    10,000,000   5.40%, 07/01/98 (A).........................            9,908,500
    20,000,000   5.46%, 09/02/98 MTN (B).....................           19,994,361
    11,000,000   5.22%, 03/05/99 (A).........................           10,508,740
                                                                     -------------
                                                                       107,985,601
                                                                     -------------


                 Student Loan Marketing Association - 1.71%

    20,000,000   5.55%, 11/25/98 MTN (B).....................           20,000,000
                                                                     -------------
                 Total U.S. Government
                 and Agency Obligations................                986,402,702
                                                                     -------------
                 (Cost $986,402,702)

REPURCHASE AGREEMENT - 15.85%

    185,516,000  Repurchase Agreement with:
                 State Street
                 5.49%, 05/01/98, dated 04/30/98
                 Repurchase Price $185,544,291
                 (Collateralized by U.S. Treasury Bonds
                 10.64%, Due 2015;
                 Total Par $125,525,000;
                 Market Value $189,228,938)..................          185,516,000
                                                                     -------------
                 Total Repurchase Agreement..................          185,516,000
                                                                     -------------
                 (Cost $185,516,000)

Total Investments - 100.14%..................................        1,171,918,702
                                                                     -------------
(Cost $1,171,918,702)*

Net Other Assets and Liabilities - (0.14)%...................           (1,611,136)
                                                                     -------------
Net Assets - 100.00%.........................................      $ 1,170,307,566
                                                                   ===============

--------------------------------------------
  *    Aggregate cost for federal tax purposes

  (A)  Discount yield at time of purchase

  (B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1998.

  MTN  Medium Term Note


                       See Notes to Financial Statements.

THE GALAXY FUND

Tax-Exempt Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
MUNICIPAL SECURITIES - 99.13%

                 Alabama - 3.45%

$2,000,000       Mobile Industrial
                 Development Board
                 Exempt Facility Revenue
                 Kimberly-Clark Tissue Project
                 4.10%, 04/01/15 (A)
                 Guaranteed: Kimberly-Clark Corp. .........        $ 2,000,000
 1,400,000       Montgomery Industrial
                 Development Board PCR Solid Waste
                 General Electric Co. Project
                 3.50%, 06/09/98
                 Guaranteed: General Electric Co. .........          1,400,000
 2,000,000       Montgomery Industrial
                 Development Board PCR Solid Waste
                 General Electric Co. Project
                 3.55%, 06/09/98
                 Guaranteed: General Electric Co. .........          2,000,000
 5,580,000       Montgomery Industrial
                 Development Board PCR Solid Waste
                 3.45%, 06/12/98
                 Guaranteed: General Electric Co. .........          5,580,000
   700,000       North Alabama Environmental
                 Improvement Authority, PCR
                 Reynolds Metals Co. Project
                 4.30%, 12/01/00 (A)
                 LOC: Bank of Nova Scotia .................            700,000
 1,000,000       Phoenix County Industrial
                 Development Board
                 Environmental Improvements Revenue
                 Georgia Kraft Project
                 4.20%, 12/01/15 (A)
                 LOC: Deutsche Bank AG ....................          1,000,000
                                                                    ----------
                                                                    12,680,000
                                                                    ----------

                 Alaska - 3.94%

 5,000,000       Valdez Marine Terminal Revenue
                 Exxon Pipeline Co. Project, Series A
                 4.20%, 12/01/33 (A)
                 Guaranteed: Exxon Corp. ..................          5,000,000
 5,000,000       Valdez Marine Terminal Revenue
                 ARCO Transportation Project, Series A
                 3.30%, 05/13/98 ..........................          5,000,000
                 Guaranteed: ARCO
 4,500,000       Valdez Marine Terminal Revenue
                 ARCO Transportation Project, Series A
                 3.50%, 06/10/98
                 Guaranteed: ARCO..........................          4,500,000
                                                                    ----------
                                                                    14,500,000
                                                                    ----------

                 Arizona - 0.76%

$2,800,000       Maricopa County, PCR
                 Arizona Public Service Co., Series F
                 4.25%, 05/01/29 (A)
                 LOC: Bank of America NT & SA .............        $ 2,800,000
                                                                    ----------

                 Arkansas - 1.80%

 5,400,000       Crossett PCR
                 Georgia Pacific Corp. Project
                 4.10%, 10/01/07 (A)
                 LOC: Toronto Dominion Bank ...............          5,400,000
 1,200,000       Pulaski County, PCR
                 Minnesota Mining & Manufacturing
                 4.10%, 08/01/22 (A)
                 Guaranteed: Minnesota
                 Mining & Manufacturing ...................          1,200,000
                                                                    ----------
                                                                     6,600,000
                                                                    ----------

                 Colorado - 2.95%

 2,835,000       Colorado HFA
                 Boulder Community Hospital, Series B
                 4.10%, 10/01/14 (A)
                 Insured: MBIA
                 SPA: Rabobank Nederland NV ...............          2,835,000
 1,000,000       Colorado HFA
                 Boulder Community Hospital, Series C
                 4.10%, 10/01/14 (A)
                 Insured: MBIA
                 SPA: Rabobank Nederland NV ...............          1,000,000
 7,000,000       Moffat County, PCR
                 UTE Electric Co.
                 4.10%, 07/01/10 (A)
                 Insured: AMBAC
                 SPA: Societe Generale ....................          7,000,000
                                                                    ----------
                                                                    10,835,000
                                                                    ----------

                 Connecticut - 0.27%

 1,000,000       Connecticut State Special Assessment
                 Unemployment Compensation
                 Advisory Fund, Series C
                 3.90%, 11/15/01 (A)
                 SPA: FGIC ................................          1,000,000
                                                                    ----------

                 Delaware - 1.09%

 4,000,000       Delaware State Economic Development
                 Authority, IDR
                 Gore & Associates, Barksdale
                 3.65%, 08/12/98
                 LOC: Morgan Guaranty Trust Co. ...........          4,000,000
                                                                    ----------


                       See Notes to Financial Statements.

THE GALAXY FUND

Tax-Exempt Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
                 Florida - 3.75%

$10,000,000      Putnam County Development Authority
                 PCR, Seminole Electric Cooperative
                 Series D
                 3.70%, 12/15/09 (A)
                 Guaranteed: National Rural
                 Utilities CFC ............................        $10,000,000
  3,800,000      West Orange Memorial Hospital
                 Tax District, Revenue Updates
                 Series A-2
                 3.65%, 05/28/98
                 LOC: Rabobank Nederland NV ...............          3,800,000
                                                                    ----------
                                                                    13,800,000
                                                                    ----------
                 Georgia - 6.53%

  8,600,000      Burke County Development Authority
                 PCR, Oglethorpe Power Corp., Series A
                 4.00%, 01/01/16 (A)
                 FGIC: Canadian Imperial
                 Bank of Commerce
                 LOC: Royal Bank of Canada ................          8,600,000
  6,500,000      Burke County Development Authority
                 PCR, Oglethorpe Power Corp., Series B
                 3.80%, 05/28/98
                 Insured: AMBAC ...........................          6,500,000
  7,000,000      Municipal Electric Authority
                 Project One B
                 4.05%, 01/01/16 (A)
                 LOC: ABN-AMRO Bank N.V. ..................          7,000,000
  1,900,000      Municipal Electric Authority
                 Project One - Sub D
                 4.10%, 01/01/22 (A)
                 LOC: ABN-AMRO Bank N.V. ..................          1,900,000
                                                                    ----------
                                                                    24,000,000
                                                                    ----------

                 Illinois - 9.29%

  4,000,000      Chicago, GO
                 3.55%, 01/31/99
                 LOC: Morgan Guaranty Trust Co. ...........          4,000,000
  6,500,000      Chicago O'Hare International Airport
                 American Airlines, Series C
                 4.25%, 12/01/17(A)
                 LOC: Royal Bank of Canada ................          6,500,000
  1,750,000      Chicago O'Hare International Airport
                 General Airport, Second Lien, Series A
                 4.10%, 01/01/15 (A)
                 LOC: Societe Generale ....................          1,750,000
  1,700,000      Chicago O'Hare International Airport
                 General Airport, Second Lien, Series C
                 4.05%, 01/01/18 (A) ......................          1,700,000
                 LOC: Societe Generale

                 Illinois (continued)

$ 5,000,000      Illinois Development Finance Authority
                 PCR, Illinois Power Co. Project, Series A
                 4.30%, 11/01/28 (A)
                 LOC: Canadian Imperial
                 Bank of Commerce .........................        $ 5,000,000
  6,300,000      Illinois Educational Facilities Authority
                 3.60%, 08/26/98
                 LOC: Northern Trust ......................          6,300,000
  2,600,000      Illinois HFA
                 Rush-Presbyterian Medical Center
                 3.50%, 06/08/98
                 LOC: Northern Trust ......................          2,600,000
  3,600,000      Joliet Regional Port District Marine
                 Terminal Revenue, Exxon Project
                 4.20%, 10/01/24 (A)
                 Guaranteed: Exxon Corp. ..................          3,600,000
  2,700,000      Northbrook IDR
                 Euromarket Designs, Inc.
                 4.15%, 07/01/02 (A)
                 LOC: Harris Trust & Savings Bank .........          2,700,000
                                                                    ----------
                                                                    34,150,000
                                                                    ----------

                 Indiana - 2.40%

  3,840,000      Fort Wayne Hospital Authority
                 Parkview Memorial Hospital, Series C
                 4.10%, 01/01/16 (A)
                 LOC: Bank of America .....................          3,840,000
  3,000,000      Mount Vernon, PCR
                 3.45%, 06/15/98
                 Guaranteed: General Electric .............          3,000,000
  2,000,000      Sullivan, PCR
                 Series L-5
                 3.35%, 05/01/98
                 Guaranteed: National Rural Utilities CFC..          2,000,000
                                                                    ----------
                                                                     8,840,000
                                                                    ----------

                 Louisiana - 2.99%

  1,800,000      Lake Charles Harbor &
                 Terminal District
                 Port Facilities Revenue
                 Citgo Petroleum Corp.
                 4.15%, 08/01/07 (A)
                 LOC: Westdeutsche Landesbank .............          1,800,000
  1,100,000      Lake Charles Harbor &
                 Terminal District
                 Revenue Updates
                 Reynolds Metals Co. Project
                 4.10%, 05/01/06 (A)
                 LOC: Canadian Imperial
                 Bank of Commerce .........................          1,100,000


                       See Notes to Financial Statements.

THE GALAXY FUND

Tax-Exempt Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
                 Louisiana (continued)

$1,000,000       Louisiana Public Facilities Authority
                 PCR, Ciba-Geigy Corp. Project
                 4.10%, 12/01/04 (A)
                 LOC: Swiss Bank Corp. ....................        $ 1,000,000
 1,085,000       Louisiana Public Facilities Authority
                 College & University
                 Equipment & Capital, Series A
                 4.05%, 09/01/10 (A)
                 Insured: FGIC
                 SPA: Societe Generale ....................          1,085,000
 1,000,000       Louisiana State Offshore Terminal
                 Authority, Deepwater Port
                 Loop, Inc. - 1st Stage
                 4.15%, 09/01/06 (A)
                 LOC: Union Bank of Switzerland ...........          1,000,000
 5,000,000       St. James Parish, PCR
                 Texaco Project, Series A
                 3.65%, 05/12/98
                 Guaranteed: Texaco, Inc. .................          5,000,000
                                                                    ----------
                                                                    10,985,000
                                                                    ----------

                 Massachusetts - 0.49%

 1,800,000       Massachusetts State HEFA
                 Capital Asset Program, Series E
                 4.10%, 01/01/35 (A)
                 LOC: First National Bank of Chicago ......          1,800,000
                                                                    ----------

                 Michigan - 5.43%

 3,500,000       Cornell Township Economic Corp.
                 IDR, Mead-Escanaba Paper Co.
                 3.25%, 05/28/98
                 LOC: Credit Suisse First Boston ..........          3,500,000
 4,250,000       Michigan Municipal Bond Authority
                 Series A
                 4.25%, 07/31/98 ..........................          4,258,338
 8,000,000       Michigan Municipal Bond Authority
                 Series B
                 4.50%, 07/02/98 ..........................          8,008,235
 4,000,000       Michigan State Building Authority
                 Series 1
                 3.80%, 05/07/98
                 LOC: Canadian Imperial
                 Bank of Commerce..........................          4,000,000
   200,000       Michigan State Strategic Fund, PCR
                 Consumers Power Project
                 4.20%, 04/15/18 (A)
                 LOC: Union Bank of Switzerland ...........            200,000
                                                                    ----------
                                                                    19,966,573
                                                                    ----------
                 Missouri - 1.66%

$6,100,000       Missouri State Environmental
                 Improvement & Energy Resource
                 Authority, Union Electric Co.
                 Series A, PCR
                 3.60%, 07/13/98
                 LOC: Union Bank of Switzerland ...........        $ 6,100,000
                                                                    ----------

                 Montana - 2.72%

10,000,000       Forsyth, PCR
                 Portland General Electric, Series A
                 4.05%, 06/01/13 (A)
                 LOC: Union Bank of Switzerland ...........         10,000,000
                                                                    ----------

                 Nevada - 0.57%

 2,100,000       Reno Hospital
                 St Mary's Regional Medical Center
                 Series B
                 4.20%, 05/15/23 (A)
                 Insured: MBIA
                 SPA: Rabobank Nederland NV ...............          2,100,000
                                                                    ----------

                 New Mexico - 2.39%

   900,000       Farmington PCR
                 Arizona Public Service Co., Series B
                 4.15%, 09/01/24 (A)
                 LOC: Barclays Bank Plc ...................            900,000
 2,900,000       Farmington PCR
                 El Paso Electric Co., Series B
                 4.05%, 11/01/13 (A)
                 LOC: Barclays Bank Plc ...................          2,900,000
 5,000,000       New Mexico State, TRAN
                 4.50%, 06/30/98 ..........................          5,004,983
                                                                    ----------
                                                                     8,804,983
                                                                    ----------

                 New York - 1.07%

 1,000,000       New York State Energy
                 Research & Development Authority
                 Niagra Mohawk Power Corp., Series C
                 4.20%, 12/01/25 (A)
                 LOC: Canadian Imperial
                 Bank of Commerce .........................          1,000,000


                       See Notes to Financial Statements.

THE GALAXY FUND

Tax-Exempt Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
                 New York (continued)

$2,000,000       New York State Energy
                 Research & Development Authority
                 Orange & Rockland Project, Series A
                 3.90%, 10/01/14 (A)
                 Insured: FGIC
                 LOC: Societe Generale ....................        $ 2,000,000
   960,000       New York State
                 Housing Finance Agency
                 Hospital Special Surgery Staff, Series A
                 4.50%, 11/01/10 (A)
                 LOC: Chase Manhattan Bank, N.A. ..........            960,000
                                                                    ----------
                                                                     3,960,000
                                                                    ----------

                 North Carolina - 2.04%

 2,700,000       North Carolina Eastern
                 Municipal Power Agency
                 Power System, Series B
                 3.50%, 06/10/98
                 LOC: Morgan Guaranty Trust Co. ...........          2,700,000
 4,800,000       North Carolina Educational Facilities
                 Finance Agency
                 Bowman Gray School Project
                 4.10%, 09/01/26 (A)
                 LOC: Wachovia Bank
                 of North Carolina, N.A. ..................          4,800,000
                                                                    ----------
                                                                     7,500,000
                                                                    ----------

                 Ohio - 2.09%

 1,700,000       Evendale, IDR
                 SHV Real Estate, Inc.
                 4.00%, 09/01/15 (A)
                 LOC: ABN-AMRO Bank NV ....................          1,700,000
 1,900,000       Ohio State
                 Air Quality Development Authority
                 Cincinnati Gas & Electric, Series A
                 4.10%, 09/01/30 (A)
                 LOC: ABN-AMRO Bank NV ....................          1,900,000
 1,000,000       Ohio State
                 Air Quality Development Authority
                 Environmental, Mead Corp.
                 4.15%, 10/01/01 (A)
                 LOC: Deutsche Bank AG ....................          1,000,000
 3,100,000       Toledo-Lucas County Port Authority
                 CSX Transportation, Inc. Project
                 3.50%, 05/11/98
                 LOC: Bank of Nova Scotia .................          3,100,000
                                                                    ----------
                                                                     7,700,000
                                                                    ----------

                 Oregon - 1.96%

$7,200,000       Port Portland, PCR
                 Reynolds Metals Co.
                 4.25%, 12/01/09 (A)
                 LOC: Bank of Nova Scotia .................        $ 7,200,000
                                                                    ----------

                 Pennsylvania - 8.46%

 8,000,000       Allegheny County, HDA
                 Health Center Development, Inc.
                 Series B
                 3.40%, 05/29/98
                 LOC: PNC Bank, N.A. ......................          8,000,000
 3,100,000       Beaver County, IDA
                 3.40%, 05/27/98
                 LOC: Swiss Bank Corp. ....................          3,100,000
 2,000,000       Beaver County, IDA, PCR
                 Duquesne-Beaver Valley, Series A
                 4.05%, 08/01/20 (A)
                 LOC: Barclays Bank Plc ...................          2,000,000
 4,800,000       Beaver County, IDA, PCR
                 Duquesne-Mansfield, Series B
                 4.05%, 08/01/09 (A)
                 LOC: Barclays Bank PLC ...................          4,800,000
 6,300,000       Delaware County, IDA, PCR
                 Philadelphia Electric, Series A
                 3.60%, 06/25/98
                 Insured: FGIC.............................          6,300,000
 6,900,000       Delaware Valley
                 Regional Finance Authority
                 Local Government Revenue, Series C
                 4.00%, 12/01/20 (A)
                 LOC: Credit Suisse First Boston ..........          6,900,000
                                                                    ----------
                                                                    31,100,000
                                                                    ----------

                 South Carolina - 0.50%

   620,000       South Carolina Jobs
                 Economic Development Authority
                 St. Francis Hospital
                 4.25%, 07/01/22 (A)
                 LOC: Chase Manhattan Bank, N.A. ..........            620,000
 1,200,000       South Carolina State
                 Capital Improvement, GO
                 5.50%, 04/01/99 ..........................          1,220,927
                                                                    ----------
                                                                     1,840,927
                                                                    ----------

                 Tennessee - 1.99%

 3,800,000       Chattanooga-Hamilton County
                 Hospital Authority
                 4.25%, 10/01/17 (A)
                 LOC: Morgan Guaranty Trust Co. ...........          3,800,000


                       See Notes to Financial Statements.

THE GALAXY FUND

Tax-Exempt Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
                 Tennessee (continued)

$3,500,000       Knox County, Industrial
                 Development Board
                 Old Kingston Properties. Ltd.
                 3.80%, 12/01/14 (A)
                 Insured: FGIC
                 LOC: BankBoston ..........................        $ 3,500,000
                                                                    ----------
                                                                     7,300,000
                                                                    ----------

                 Texas - 17.31%

 4,000,000       Brazos River Authority, PCR
                 Texas Utilities, Series B
                 4.30%, 02/01/32 (A)
                 Insured: MBIA
                 SPA: Bank of New York ....................          4,000,000
 8,100,000       Guadalupe-Blanco River Authority
                 PCR, Central Power & Light Co. Project
                 4.25%, 11/01/15 (A)
                 LOC: ABN-AMRO Bank NV ....................          8,100,000
 8,000,000       Gulf Coast Waste Disposal Authority
                 Amoco Oil Co. Project
                 4.20%, 10/01/17 (A)
                 Guaranteed: Amoco Oil Co. ................          8,000,000
 7,500,000       Gulf Coast Waste Disposal Authority
                 PCR, Exxon Project
                 3.45%, 07/14/98
                 Guaranteed: Exxon Corp. ..................          7,500,000
 1,300,000       Harris County, HFDC
                 Texas Medical Center Project
                 4.30%, 02/15/22 (A)
                 Insured: MBIA
                 SPA: Texas Commerce Bank NA ..............          1,300,000
 5,000,000       Hockley County, IDC, PCR
                 Amoco Project, Standard Oil Co.
                 3.78%, 03/01/14 (A)
                 Guaranteed: Amoco Oil Co. ................          5,001,152
 4,700,000       Lower Neches Valley Authority
                 Chevron USA, Inc. Project
                 3.45%, 02/15/17 (A)
                 Guaranteed: Chevron Corp. ................          4,700,000
 4,600,000       Plano HFDC, Hospital Revenue
                 Childrens & Presbyterian Hospital
                 3.60%, 07/13/98
                 Insured: MBIA
                 SPA: Texas Commerce Bank, N.A. ...........          4,600,000

                 Texas (continued)

$7,200,000       Sabine River Authority, PCR
                 Texas Utilities Project, Series A
                 4.25%, 03/01/26 (A)
                 Insured: AMBAC
                 SPA: Bank of New York ....................        $ 7,200,000
 1,200,000       Texas A&M, Series B
                 Permanent University Fund
                 3.70%, 05/05/98
                 LOC: Morgan Guaranty Trust Co. ...........          1,200,000
12,000,000       Texas State, TRAN, Series A
                 4.75%, 08/31/98...........................         12,038,185
                                                                    ----------
                                                                    63,639,337
                                                                    ----------

                 Utah - 1.50%

 1,500,000       Intermountain Power Agency
                 Series 1985-E
                 3.65%, 06/08/98
                 Insured: AMBAC
                 SPA: Union Bank of Switzerland ...........          1,500,000
 4,000,000       Intermountain Power Agency
                 Series 1985-F
                 3.30%, 05/13/98
                 LOC: Swiss Bank Corp. ....................          4,000,000
                                                                    ----------
                                                                     5,500,000
                                                                    ----------

                 Virgina - 0.33%

 1,200,000       Peninsula Ports Authority Coal Terminal
                 Dominion Terminal Project, Series C
                 4.15%, 07/01/16 (A)
                 LOC: National Westminster Plc ............          1,200,000
                                                                    ----------

                 Washington - 4.72%

 6,750,000       Seattle Municipal Light &
                 Power Revenue
                 3.40%, 08/03/98
                 SPA: Morgan Guaranty Trust Co. ...........          6,750,000
 1,000,000       Snohomish County Public Utility
                 District No. 1, Electric Revenue
                 Generation System
                 4.00%, 01/01/25 (A)
                 Insured: MBIA
                 SPA: Bayerische Vereinsbank ..............          1,000,000


                       See Notes to Financial Statements.

THE GALAXY FUND

Tax-Exempt Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
                 Washington (continued)

$5,400,000       Washington State
                 Public Power Supply System
                 Nuclear Project No. 1 Revenue,
                 Series 1A-1
                 4.10%, 07/01/17 (A)
                 LOC: Bank of America NT & SA .............       $  5,400,000
 4,220,000       Washington State Public Power Supply
                 Nuclear Project No. 1 Revenue
                 Series 1A-3
                 4.10%, 07/01/17 (A)
                 LOC: Morgan Guaranty Trust Co. ...........          4,220,000
                                                                    ----------
                                                                    17,370,000
                                                                    ----------

                 Wyoming - 4.68%

 3,200,000       Converse County, PCR
                 Pacificorp Project
                 3.40%, 05/04/98
                 LOC: Deutsch Bank AG .....................          3,200,000
 3,600,000       Gillette, PCR
                 Pacificorp Project
                 3.50%, 05/05/98
                 LOC: Deutsche Bank AG ....................          3,600,000
 2,600,000       Platte County, PCR
                 Tri-State G & T, Series A
                 4.30%, 07/01/14 (A)
                 LOC: Societe Generale ....................          2,600,000
 7,800,000       Sweetwater County, PCR
                 Pacificorp Project, Series A
                 3.40%, 05/04/98
                 LOC: Union Bank of Switzerland ...........          7,800,000
                                                                    ----------
                                                                    17,200,000
                                                                    ----------
                 Total Municipal Securities ...............        364,471,820
                 (Cost $364,471,820)                                ----------

                                                                     Value
  Shares                                                            (Note 2)
---------                                                           --------

INVESTMENT COMPANY - 0.41%

 1,504,627       Federated Tax-Free Obligations Fund ......       $  1,504,627
                                                                    ----------
                 Total Investment Company .................          1,504,627
                 (Cost $1,504,627)                                  ----------

Total Investments - 99.54% ................................        365,976,447
(Cost $365,976,447)*                                                ----------

Net Other Assets and Liabilities - 0.46% ..................          1,687,140
                                                                    ----------
Net Assets - 100.00% ......................................       $367,663,587
                                                                   ===========

----------------------
*         Aggregate cost for federal tax purposes

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 1998.

AMBAC     American Municipal Bond Assurance Corp.

ARCO      Atlantic Richfield Co.

CFC       Cooperative Finance Corp.

FGIC      Federal Guaranty Insurance Corp.

GO        General Obligation

HDA       Health Development Authority

HEFA      Health and Educational Facilities Authority

HFA       Health Facilities Authority

HFDC      Health Facilities Development Corp.

IDA       Industrial Development Authority

IDC       Industrial Development Corp.

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Pollution Control Revenue

SPA       Stand-by Purchase Agreement

TRAN      Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements.

THE GALAXY FUND

U.S. Treasury Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.07%

                 U.S. Treasury Notes - 50.90%

$ 70,000,000     6.13%, 05/15/98 ..........................       $ 70,020,589
  30,000,000     9.00%, 05/15/98 ..........................         30,040,109
  20,000,000     6.00%, 05/31/98 ..........................         20,006,071
  65,000,000     6.25%, 06/30/98 ..........................         65,101,936
  80,000,000     8.25%, 07/15/98 ..........................         80,480,312
  65,000,000     6.25%, 07/31/98 ..........................         65,147,893
  20,000,000     5.88%, 08/15/98 ..........................         20,024,419
  75,000,000     6.13%, 08/31/98 ..........................         75,171,072
  10,000,000     6.00%, 09/30/98 ..........................         10,023,817
  30,000,000     5.63%, 11/30/98 ..........................         30,033,006
  20,000,000     6.38%, 04/30/99 ..........................         20,169,199
                                                                    ----------
                                                                   486,218,423
                                                                    ----------

                 Federal Home Loan Bank - 22.53%

 136,981,000     5.43%, 05/01/98 (A) ......................        136,981,000
  13,295,000     5.44%, 05/06/98 (A) ......................         13,284,955
  20,000,000     5.42%, 05/08/98 (A) ......................         19,978,922
  15,000,000     5.43%, 07/07/98 (B) ......................         14,997,286
  20,000,000     5.43%, 09/17/98 (A) ......................         19,994,638
  10,000,000     5.46%, 10/02/98 (A) ......................          9,997,125
                                                                    ----------
                                                                   215,233,926
                                                                    ----------

                 U.S. Treasury Bills (A) - 15.17%

  15,000,000     5.08%, 05/14/98 ..........................         14,972,483
  31,000,000     5.11%, 05/28/98 ..........................         30,881,133
  15,000,000     4.78%, 06/11/98 ..........................         14,918,342
  50,000,000     4.86%, 07/09/98 ..........................         49,534,250
  35,000,000     4.88%, 07/30/98 ..........................         34,573,000
                                                                    ----------
                                                                   144,879,208
                                                                    ----------

                 Federal Farm Credit Bank - 6.28%

$ 15,000,000     5.35%, 05/01/98 ..........................       $ 15,000,000
  25,000,000     5.50%, 06/01/98 ..........................         25,000,000
  20,000,000     5.46%, 09/02/98 MTN (B)...................         19,994,361
                                                                    ----------
                                                                    59,994,361
                                                                    ----------

                 Student Loan
                 Marketing Association (B) - 4.19%

  15,000,000     5.35%, 08/20/98 ..........................         14,992,035
  25,000,000     5.55%, 11/25/98 MTN ......................         25,000,000
                                                                    ----------
                                                                    39,992,035
                                                                    ----------

Total Investments - 99.07%.................................        946,317,953
(Cost $946,317,953)                                                 ----------

Net Other Assets and Liabilities - .93% ...................          8,846,335
                                                                    ----------
Net Assets - 100.00%.......................................       $955,164,288
                                                                    ==========

----------------------------
*   Aggregate cost for federal tax purposes

(A) Discount yield at time of purchase

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1998

MTN Medium Term Note


                       See Notes to Financial Statements.

THE GALAXY FUND


Connecticut Municipal Money Market Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
MUNICIPAL SECURITIES - 98.55%

                 Alabama - 1.79%

$2,700,000       McIntosh Industrial
                 Development Board, PCR
                 Ciba-Geigy Corp. Project
                 4.25%, 07/01/04 (A)
                 LOC: Credit Suisse First Boston ..........        $ 2,700,000
                                                                    ----------

                 Arizona - 1.46%

 2,200,000       Farmington, NM, PCR
                 Arizona Public Services Co.
                 Series B
                 4.15%, 09/01/24 (A)
                 LOC: Barclays Bank Plc ...................          2,200,000
                                                                    ----------

                 California - 0.86%

 1,300,000       Los Angeles Regional Airports
                 Improvement Corp.
                 Lease Revenue, Sublease
                 LA International Airport
                 4.25%, 12/01/24 (A)
                 LOC: Societe Generale ....................          1,300,000
                                                                    ----------

                 Connecticut - 62.07%

 6,300,000       Connecticut State
                 Series B, GO
                 4.00%, 05/15/14 (A)
                 SPA: Bayerische Landesbank GZ. ...........          6,300,000
 1,000,000       Conneticut State Clean Water Fund
                 6.30%, 07/01/98...........................          1,003,981
 2,600,000       Connecticut State
                 Development Authority, PCR
                 Central Vermont Public Service
                 3.50%, 12/01/15 (A)
                 LOC: Toronto Dominion Bank ...............          2,600,000
 1,300,000       Connecticut State
                 Development Authority
                 Conco Project
                 3.90%, 11/01/05 (A)
                 LOC: Bayerische Vereinsbank AG ...........          1,300,000
 7,800,000       Connecticut State
                 Development Authority, PCR
                 Connecticut Light & Power Co. Project
                 Series A
                 4.05%, 09/01/28 (A)
                 LOC: Deutsche Bank AG .....................         7,800,000
 6,100,000       Connecticut State
                 Development Authority
                 Health Care Corp.
                 for Independent Living
                 3.85%, 07/01/15 (A)
                 LOC: Chase Manhattan Bank, N.A. ..........          6,100,000


                 Connecticut (continued)

$2,400,000       Connecticut State
                 Development Authority, PCR
                 Western Massachusetts Electric Co.
                 Series A
                 3.90%, 09/01/28 (A)
                 LOC: Union Bank of Switzerland ...........        $ 2,400,000
 4,000,000       Connecticut State HEFA
                 Guaranteed: Yale University
                 3.25%, 06/01/98...........................          4,000,000
 1,500,000       Connecticut State HEFA
                 Guaranteed: Yale University
                 3.50%, 08/03/98...........................          1,500,000
 1,000,000       Connecticut State HEFA
                 Sharon Hospital Issue, Series A
                 4.25%, 07/01/27 (A)
                 LOC: BankBoston, N.A......................          1,000,000
 1,205,000       Connecticut State HEFA
                 Yale-New Haven Hospital, Series E
                 3.90%, 06/01/12 (A)
                 Insured: FGIC.............................          1,205,000
 1,000,000       Connecticut State HEFA
                 Yale University, Series T-1
                 3.95%, 07/01/29 (A)
                 Guaranteed: Yale University...............          1,000,000
 8,400,000       Connecticut State
                 Housing Finance Authority
                 Housing Mortgage Finance Program
                 Series G
                 3.90%, 05/15/18 (A)
                 SPA: Morgan Guaranty
                 Insured: AMBAC............................          8,400,000
 3,500,000       Connecticut State, IDA
                 Allen Group, Inc.
                 3.60%, 02/01/13 (A)
                 LOC: Bayerische Vereinsbank AG ...........          3,500,000
   600,000       Connecticut State, IDA
                 Martin-Brower Co. Project
                 3.85%, 05/01/05 (A)
                 LOC: Chase Manhattan Bank, N.A. ..........            600,000
 1,000,000       Connecticut State, IDA
                 Trudy Corp. Project 1984
                 3.65%, 09/01/09 (A)
                 LOC: Citibank.............................          1,000,000
 6,000,000       Connecticut State Special Assessment
                 Unemployment Compensation
                 Advisory Fund, Series C
                 3.90%, 11/15/01 (A)
                 SPA: FGIC.................................          6,000,000
 3,500,000       Connecticut State Special Assessment
                 2nd Injury Fund
                 3.50%, 05/01/98
                 LOC: Credit Agricole......................          3,500,000
 2,000,000       Connecticut State Special Assessment
                 2nd Injury Fund
                 3.40%, 05/01/98
                 LOC: Credit Agricole......................          2,000,000


                       See Notes to Financial Statements.

THE GALAXY FUND


Connecticut Municipal Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------

                 Connecticut (continued)

$2,500,000       Connecticut State Special Assessment
                 2nd Injury Fund
                 3.40%, 05/21/98
                 LOC: Credit Agricole......................        $ 2,500,000
 9,700,000       Connecticut State Special Tax Obligation
                 Revenue, Second Lien, Transportation
                 Infrastructure, Series 1
                 4.10%, 12/01/10 (A)
                 LOC: Commerzbank AG.......................          9,700,000
   500,000       Cromwell Fire District, BAN
                 3.96%, 09/09/98...........................            500,438
 1,000,000       Hartford Redevelopment Agency
                 Multi-Family Mortgage Revenue
                 Underwood Tower Project
                 4.25%, 06/01/20 (A)
                 SPA:Barclays Bank Plc
                 Insured: FSA..............................          1,000,000
 2,090,000       Manchester, Temporary Notes, Lot B
                 4.00%, 07/09/98...........................          2,091,199
 3,665,000       New Canaan, BAN
                 4.00%, 03/09/99...........................          3,681,650
 5,000,000       Trumbull, BAN, GO
                 3.75%, 08/12/98...........................          5,004,161
 2,500,000       Westport, BAN, Lot A, GO
                 4.00%, 06/26/98...........................          2,501,100
 5,500,000       Wilton, BAN, GO
                 4.00%, 07/21/98...........................          5,503,751
                                                                    ----------
                                                                    93,691,280
                                                                    ----------

                 Idaho - 0.46%

   700,000       Power County, PCR
                 FMC Corp. Project
                 4.25%, 12/01/10 (A)
                 LOC: Wachovia Bank........................            700,000
                                                                    ----------

                 Illinois - 0.99%

   100,000       Chicago O'Hare International Airport
                 General Airport, Second Lien, Series A
                 4.10%, 01/01/15 (A)
                 LOC: Societe Generale.....................            100,000
 1,400,000       Joliet Regional Port District
                 Marine Terminal Revenue
                 Exxon Project
                 4.20%, 10/01/24 (A)
                 Guaranteed: Exxon Corp....................          1,400,000
                                                                    ----------
                                                                     1,500,000
                                                                    ----------

                 Indiana - 0.73%

 1,100,000       Princeton, PCR
                 PSI Energy, Inc. Project
                 4.25%, 03/01/19 (A)
                 LOC: Canadian Imperial
                 Bank of Commerce..........................          1,100,000
                                                                    ----------

                 Nevada - 2.58%

$3,900,000       Reno Nevada Hospital
                 Saint Mary's Regional, Series B
                 4.20%, 05/15/23 (A)
                 Insured: MBIA
                 SPA:Rabobank Nederland NV.................        $ 3,900,000
                                                                    ----------

                 Ohio - 0.93%

 1,400,000       Ohio State
                 Air Quality Development Authority
                 Cincinnati Gas & Electric, Series A
                 4.10%, 09/01/30 (A)
                 LOC: ABN-AMRO Bank NV.....................          1,400,000
                                                                    ----------

                 Oregon - 3.71%

 5,600,000       Port Portland PCR
                 Reynolds Metals
                 4.25%, 12/01/09 (A)
                 LOC: Bank of Nova Scotia..................          5,600,000
                                                                    ----------

                 Pennsylvania - 0.99%

 1,500,000       Delaware County, IDA, PCR
                 Philadelphia Electric, Series A
                 3.60%, 06/25/98
                 Insured: FGIC.............................          1,500,000
                                                                    ----------

                 Puerto Rico - 15.28%

 8,500,000       Puerto Rico Commonwealth
                 Government Development Bank
                 3.90%, 12/01/15 (A)
                 LOC: Credit Suisse First Boston ..........          8,500,000
 4,000,000       Puerto Rico Commonwealth
                 Highway & Transportation Authority
                 Series A
                 3.75%, 07/01/28 (A)
                 SPA: AMBAC, Bank of Nova Scotia ..........          4,000,000
 4,543,100       Puerto Rico Commonwealth
                 Highway & Transportation Authority
                 Series X
                 3.90%, 07/01/99 (A)
                 LOC: Union Bank of Switzerland ...........          4,543,100
 6,000,000       Puerto Rico Commonwealth
                 TRAN, Series A
                 4.50%, 07/30/98...........................          6,010,866
                                                                    ----------
                                                                    23,053,966
                                                                    ----------

                 South Carolina - 3.45%

 5,210,000       South Carolina Jobs Economic Development
                 Authority, St. Francis Hospital
                 4.25%, 07/01/22 (A)
                 LOC: Chemical Bank........................          5,210,000
                                                                    ----------


                       See Notes to Financial Statements.

THE GALAXY FUND


Connecticut Municipal Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)

                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
                 Texas - 1.86%

$2,800,000       Sabine River Authority, PCR
                 Texas Utilities Project, Series A
                 4.25%, 03/01/26 (A)
                 SPA: Bank of New York
                 Insured: AMBAC............................       $  2,800,000
                                                                    ----------

                 Wyoming - 1.39%

 2,100,000       Uinta County PCR,
                 Chevron, USA, Inc.
                 4.10%, 12/01/22 (A)
                 Guaranteed: Chevron Corp..................          2,100,000
                                                                    ----------
                 Total Municipal Securities................        148,755,246
                 (Cost $148,755,246)                                ----------

 Shares
 ------

INVESTMENT COMPANIES - 0.87%

   394,511       Dreyfus Connecticut
                 Municipal Money Market Fund ..............            394,511
   917,598       Federated Municipal Trust
                 Connecticut Municipal Cash Trust .........            917,598
                                                                    ----------
                 Total Investment Companies ...............          1,312,109
                 (Cost $1,312,109)                                  ----------

Total Investments - 99.42% ................................        150,067,355
(Cost $150,067,355)*                                                ----------

Net Other Assets and Liabilities - 0.58% ..................            872,865
                                                                    ----------
Net Assets - 100.00% ......................................       $150,940,220
                                                                    ==========

---------------------------------
*       Aggregate cost for federal tax purposes

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 1998.

AMBAC   American Municipal Bond Assurance Corp.

BAN     Bond Anticipation Notes

FGIC    Federal Guaranty Insurance Corp.

FSA     Financial Security Assurance Company

GO      General Obligation

HEFA    Health and Educational Facilities Authority

IDA     Industrial Development Authority

LOC     Letter of Credit

MBIA    Municipal Bond Insurance Association

PCR     Polution Control Revenue

SPA     Stand-by Purchase Agreement

TRAN    Tax and Revenue Anticipation Notes


                       See Notes to Financial Statements.

THE GALAXY FUND

Massachusetts Municipal Money Market Fund
PORTFOLIO OF INVESTMENTS
April 30, 1998 (unaudited)


                                                                     Value
Par Value                                                           (Note 2)
---------                                                           --------
MUNICIPAL SECURITIES - 98.10%

                 Alaska - 1.75%

$1,600,000       Valdez Alaska Marine Terminal
                 Exxon Pipeline Co., Project C
                 4.20%, 12/01/33 (A)
                 Guaranteed: Exxon Corp....................        $ 1,600,000
                                                                    ----------

                 Arizona - 0.55%

   500,000       Maricopa County, PCR
                 Arizona Public Service Co., Series A
                 4.30%, 05/01/29 (A)
                 LOC: Morgan Guaranty Trust Co. ...........            500,000
                                                                    ----------

                 Illinois - 1.96%

   300,000       Chicago O'Hare International Airport
                 American Airlines, Series A
                 4.25%, 12/01/17 (A)
                 LOC: Credit Suisse First Boston ..........            300,000
 1,500,000       Illinois Educational Facilities Authority
                 Revenue
                 3.60%, 08/26/98
                 LOC: Northern Trust.......................          1,500,000
                                                                    ----------
                                                                     1,800,000
                                                                    ----------

                 Indiana - 1.64%

 1,500,000       Sullivan, PCR, Series L-5
                 3.60%, 05/26/98
                 Guaranteed: National Rural
                 Utilities CFC.............................          1,500,000
                                                                    ----------

                 Massachusetts - 69.70%

 1,245,000       Arlington, BAN, GO
                 4.00%, 08/19/98...........................          1,246,739
 1,000,000       Boston Water & Sewer Commission
                 General Purpose, Senior Series A
                 3.90%, 11/01/24 (A)
                 LOC: State Street.........................          1,000,000
 1,200,000       Boxford, BAN
                 4.00%, 08/14/98...........................          1,201,024
 2,255,000       Brookline, BAN, GO
                 4.00%, 06/04/98...........................          2,255,523
 1,410,000       Concord, BAN, GO
                 4.13%, 05/28/98...........................          1,410,491
 2,900,000       Massachusetts Bay
                 Transportation Authority
                 General Transportation System
                 Series 1984-A
                 3.75%, 03/01/14 (A)
                 LOC: State Street.........................          2,900,000


                 Massachusetts (continued)

$2,500,000       Massachusetts Municipal
                 Wholesale Electric Co.
                 Power Supply System, Series C
                 3.90%, 07/01/19 (A)
                 Insured: MBIA
                 LOC: Credit Suisse First Boston ..........        $ 2,500,000
 3,500,000       Massachusetts State HEFA
                 Amherst College, Series F
                 3.90%, 11/01/26 (A)
                 Guaranted: Amherst College................          3,500,000
 1,330,000       Massachusetts State HEFA
                 Becker College, Series A-1
                 3.95%, 07/01/28 (A)
                 LOC: BankBoston NA........................          1,330,000
 2,000,000       Massachusetts State HEFA
                 Capital Asset Program, Series G-1
                 3.85%, 01/01/19 (A)
                 SPA: Credit Suisse First Boston
                 Insured: MBIA.............................          2,000,000
 1,985,000       Massachusetts State HEFA
                 Community Health
                 Center Capital Fund
                 Series A
                 5.00%, 03/01/15 (A)
                 LOC: BankBoston N.A.......................          1,985,000
 1,000,000       Massachusetts State HEFA
                 Endicott College, Series A
                 4.00%, 10/01/11 (A)
                 LOC: BankBoston, N.A......................          1,000,000
 2,500,000       Massachusetts State HEFA
                 Harvard University
                 3.90%, 08/01/17 (A)
                 Guaranteed: Harvard University ...........          2,500,000
 1,400,000       Massachusetts State HEFA
                 Harvard University, Series Q
                 3.90%, 02/01/16 (A)
                 Guaranteed: Harvard University ...........          1,400,000
 1,000,000       Massachusetts State HEFA
                 Harvard University, Series Q
                 3.90%, 09/01/40 (A)
                 Guaranteed: Harvard University ...........          1,000,000
 2,000,000       Massachusetts State HEFA
                 Newton Wellesley Hospital, Series F
                 3.90%, 07/01/25 (A)
                 SPA: Credit Suisse First Boston
                 Insured: MBIA.............................          2,000,000
 2,000,000       Massachusetts State HEFA
                 Partners Healthcare System, Series P-2
                 4.00%, 07/01/27 (A)
                 SPA: Morgan Guaranty
                 Bayerische Lundersbank
                 Insured: FSA..............................          2,000,000


                       See Notes to Financial Statements.

THE GALAXY FUND

Massachusetts Municipal Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)


                                                                     Value
Par Value                                                           (Note 2)
---------                                                             --------
                 Massachusetts (continued)

$1,000,000       Massachusetts State
                 Housing Finance Agency
                 Multi-Family, Series A
                 3.90%, 12/01/25 (A)......................         $ 1,000,000
 1,800,000       Massachusetts State, IFA
                 Buckingham Browne Issue
                 4.25%, 05/01/27 (A)
                 LOC: State Street.........................          1,800,000
 1,500,000       Massachusetts State, IFA
                 Gordon College
                 3.95%, 12/01/27 (A)
                 LOC: State Street.........................          1,500,000
 1,000,000       Massachusetts State, IFA
                 Governor Dummer Academy
                 3.95%, 07/01/26 (A)
                 LOC: State Street.........................          1,000,000
 3,900,000       Massachusetts State, IFA
                 Ogden Haverhill Project, Series A
                 3.90%, 12/01/06 (A)
                 LOC: Union Bank of Switzerland ...........          3,900,000
 1,000,000       Massachusetts State, IFA
                 Healthcare Facility Revenue
                 Beverly Enterprises
                 4.20%, 04/01/09 (A)
                 LOC: PNC Bank.............................          1,000,000
 1,500,000       Massachusetts State Port Authority
                 3.20%, 06/01/98
                 LOC: Canadian
                 Imperial Bank of Commerce.................          1,500,000
 3,000,000       Massachusetts State Port Authority
                 3.20%, 06/01/98
                 LOC: Canadian
                 Imperial Bank of Commerce.................          3,000,000
 1,000,000       Massachusetts State
                 Water Resource Authority
                 Subordinated, General Purpose, Series H
                 3.40%, 06/15/98
                 LOC:Morgan Guaranty.......................          1,000,000
 3,700,000       Massachusetts State
                 Water Resource Authority
                 Subordinated, General Purpose, Series A
                 3.80%, 04/01/28 (A)
                 Insured: AMBAC............................          3,700,000
 2,450,000       Reading, BAN
                 3.75%, 07/10/98...........................          2,450,935
 3,000,000       Southborough, BAN, GO
                 3.75%, 07/20/98...........................          3,000,976
 2,768,000       Stow, BAN, GO
                 4.25%, 08/20/98...........................          2,771,621
 2,500,000       Wellesley, BAN, GO
                 4.00%, 06/11/98...........................          2,500,754
 2,500,000       Weston, BAN, GO
                 4.00%, 09/30/98...........................          2,502,997
                                                                    ----------
                                                                    63,856,060
                                                                    ----------

                 Michigan - 0.44%

$  400,000       Kent Hospital Finance Authority
                 Butterworth Hospital, Series A
                 4.00%, 01/15/20 (A)
                 LOC: Rabobank Nederland NV ...............        $   400,000
                                                                    ----------

                 Missouri - 0.44%

   400,000       Missouri State HEFA
                 St. Louis University
                 4.35%, 12/01/05 (A)
                 Insured: FGIC
                 SPA: Morgan Guaranty Trust Co. ...........            400,000
                                                                    ----------

                 Puerto Rico - 12.04%

 2,900,000       Puerto Rico Commonwealth
                 Government Development Bank
                 3.90%, 12/01/15 (A)
                 LOC: Credit Suisse First Boston ..........          2,900,000
 3,000,000       Puerto Rico Commonwealth
                 Highway & Transportation Authority
                 Series A
                 3.75%, 07/01/28 (A)
                 Insured: AMBAC
                 SPA: Bank of Nova Scotia .................          3,000,000
 1,122,400       Puerto Rico Commonwealth
                 Highway & Transportation Authority
                 Series X
                 3.90%, 07/01/99 (A)
                 LOC: Union Bank of Switzerland ...........          1,122,400
 4,000,000       Puerto Rico Commonwealth
                 TRAN, Series A
                 4.50%, 07/30/98...........................          4,007,245
                                                                    ----------
                                                                    11,029,645
                                                                    ----------

                 South Carolina - 2.90%

 2,660,000       South Carolina Jobs Economic Development
                 Authority, St. Francis Hospital
                 4.25%, 07/01/22 (A)
                 LOC: Chemical Bank........................          2,660,000
                                                                    ----------

                 Tennessee - 2.18%

 2,000,000       Hamilton County, Chatanooga
                 Tennessee Hospital Authority Revenue
                 4.25%, 10/01/17 (A)
                 LOC: Morgan Guaranty......................          2,000,000
                                                                    ----------

                 Texas - 4.39%

 1,200,000       Grapevine Industrial Development Corp.
                 American Airlines, Series A-2
                 4.25%, 12/01/24 (A)
                 LOC: Morgan Guaranty......................          1,200,000


                       See Notes to Financial Statements.

THE GALAXY FUND

Massachusetts Municipal Money Market Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 1998 (unaudited)


                                                                     Value
Par Value                                                           (Note 2)
---------                                                             --------
                 Texas (continued)

$1,700,000       Guadalupe-Blanco River Authority
                 PCR, Central Power & Light Co. Project
                 4.25%, 11/01/15 (A)
                 LOC: ABN-AMRO Bank NV.....................        $ 1,700,000
   900,000       Sabine River Authority, PCR
                 Texas Utilities Project, Series A
                 4.25%, 03/01/26 (A)
                 SPA: Bank of New York
                 Insured: AMBAC............................            900,000
   230,000       Texas Higher Education Authority, Inc.
                 Educational Equipment & Improvement
                 Series B
                 4.05%, 12/01/25 (A)
                 Insured: FGIC.............................            230,000
                                                                    ----------
                                                                     4,030,000
                                                                    ----------

                 Washington - 0.11%

   100,000       Washington State Public Power
                 Supply System Nuclear Project
                 No. 1 Revenue, Series 1A-1
                 4.10% 07/01/17 (A)
                 LOC: Bank of America NT & SA..............            100,000
                                                                    ----------
                 Total Municipal Securities................         89,875,705
                 (Cost $89,875,705)                                 ----------

 Shares
 ------

INVESTMENT COMPANIES - 1.28%

   186,313       Dreyfus Massachusetts Tax
                 Exempt Money Market.......................        $   186,313
   984,541       Federated Municipal Trust
                 Massachusetts Municipal Cash Trust .......            984,541
                                                                    ----------
                 Total Investment Companies ...............          1,170,854
                 (Cost $1,170,854)                                  ----------

Total Investments - 99.38% ................................         91,046,559
(Cost $91,046,559)*                                                 ----------

Net Other Assets and Liabilities - 0.62% ..................            570,913
                                                                    ----------
Net Assets - 100.00% ......................................       $ 91,617,472
                                                                    ==========

-------------------------------
*         Aggregate cost for federal tax purposes

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 1998.

AMBAC     American Municipal Bond Assurance Corp.

BAN       Bond Anticipation Note

CFC       Cooperative Finance Corp.

FGIC      Federal Guaranty Insurance Corp.

FSA       Financial Security Assurance Company

GO        General Obligation

HEFA      Health and Educational Facilities Authority

IFA       Industrial Finance Authority

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Polution Control Revenue

SPA       Stand-by Purchase Agreement

TRAN      Tax and Revenue Anticipation Notes


                       See Notes to Financial Statements.

THE GALAXY FUND

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

                                                                  Money Market      Government        Tax-Exempt     U.S. Treasury
                                                                      Fund             Fund              Fund            Fund
                                                                 --------------   --------------     ------------    ------------
ASSETS:
  Investments (Note 2):
    Investments at amortized cost............................    $2,999,769,603   $  986,402,702     $365,976,447    $946,317,953
    Repurchase agreement.....................................       223,788,000      185,516,000               --              --
                                                                 --------------   --------------     ------------    ------------
      Total investments at value.............................     3,223,557,603    1,171,918,702      365,976,447     946,317,953
  Cash.......................................................               598              562               --           1,342
  Receivable for shares sold.................................           408,946           32,465           10,782             890
  Interest and dividends receivable..........................         4,668,932        2,359,769        2,465,177      10,992,383
  Receivable from investment advisor (Note 4)................                --               --               --              --
                                                                 --------------   --------------     ------------    ------------
    Total Assets.............................................     3,228,636,079    1,174,311,498      368,452,406     957,312,568
                                                                 --------------   --------------     ------------    ------------

LIABILITIES:
  Dividends payable..........................................         4,959,508        3,308,487          572,145       1,474,464
  Payable for shares repurchased.............................         1,662,024           14,938            3,278         114,800
  Investment advisory fee payable (Note 3)...................           969,132          378,743          130,085         312,556
  Payable to Fleet affiliates (Note 3).......................           172,078           37,266           13,921          49,304
  Payable to Administrator (Note 3)..........................           390,326          119,318           36,383         105,920
  Trustees' fees and expenses payable (Note 3)...............            54,642           22,067            7,015          18,052
  Payable to custodian.......................................                --               --            2,021              --
  Accrued expenses and other payables........................           432,938          123,113           23,971          73,184
                                                                 --------------   --------------     ------------    ------------
    Total Liabilities........................................         8,640,648        4,003,932          788,819       2,148,280
                                                                 --------------   --------------     ------------    ------------
NET ASSETS...................................................    $3,219,995,431   $1,170,307,566     $367,663,587    $955,164,288
                                                                 ==============   ==============     ============    ============

NET ASSETS consist of:
  Par value (Note 5).........................................    $    3,221,119   $    1,171,224     $    367,815    $    955,599
  Paid-in capital in excess of par value.....................     3,217,889,949    1,170,052,974      367,447,284     954,643,540
  Undistributed (overdistributed) net investment income (loss)          233,584          (45,378)         (19,941)        316,536
  Accumulated net realized (loss) on investments sold........        (1,349,221)        (871,254)        (131,571)       (751,387)
                                                                 --------------   --------------     ------------    ------------
TOTAL NET ASSETS.............................................    $3,219,995,431   $1,170,307,566     $367,663,587    $955,164,288
                                                                 ==============   ==============     ============    ============

Retail Shares:
  Net assets.................................................    $2,009,632,749   $  372,403,664     $157,055,232    $577,030,003
  Shares of beneficial interest outstanding..................     2,010,282,884      372,601,002      157,112,754     577,233,737
  NET ASSET VALUE, offering and redemption price per share...    $         1.00   $         1.00     $       1.00    $       1.00
                                                                 ==============   ==============     ============    ============

Retail B Shares:
  Net assets.................................................    $      377,772              N/A              N/A             N/A
  Shares of beneficial interest outstanding..................           377,762              N/A              N/A             N/A
  NET ASSET VALUE and offering price per share*..............    $         1.00              N/A              N/A             N/A
                                                                 ==============   ==============     ============    ============

Trust Shares:
  Net assets.................................................    $1,209,984,910   $  797,903,902     $210,608,355    $378,134,285
  Shares of beneficial interest outstanding..................     1,210,458,325      798,623,196      210,702,344     378,365,399
  NET ASSET VALUE, offering and redemption price per share...    $         1.00   $         1.00     $       1.00    $       1.00
                                                                 ==============   ==============     ============    ============

----------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

    Connecticut Municipal         Massachusetts Municipal
        Money Market Fund            Money Market Fund
        -------------                -------------


        $ 150,067,355                $  91,046,559
                   --                           --
        -------------                -------------
          150,067,355                   91,046,559
                   --                           --
                   --                       57,382
            1,186,861                      648,180
                9,730                       10,273
        -------------                -------------
          151,263,946                   91,762,394
        -------------                -------------


              124,285                       89,752
              100,300                        4,640
               56,351                       30,606
               14,057                        7,651
               16,319                       10,298
                2,711                        1,400
                   --                           --
                9,703                          575
        -------------                -------------
              323,726                      144,922
        -------------                -------------
        $ 150,940,220                $  91,617,472
        =============                =============


        $     150,946                $      91,630
          150,801,799                   91,538,542
               (5,089)                        (120)
               (7,436)                     (12,580)
        -------------                -------------
        $ 150,940,220                $  91,617,472
        =============                =============


        $ 150,940,220                $  91,617,472
          150,946,126                   91,630,008
        $        1.00                $        1.00
        =============                =============


                  N/A                          N/A
                  N/A                          N/A
                  N/A                          N/A
        =============                =============


                  N/A                          N/A
                  N/A                          N/A
                  N/A                          N/A
        =============                =============

THE GALAXY FUND


STATEMENTS OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

                                                                        Money Market      Government    Tax-Exempt    U.S. Treasury
                                                                            Fund          Fund           Fund            Fund
                                                                        -----------       -----------    ----------    -----------
INVESTMENT INCOME:
    Interest (Note 2).................................................  $88,000,807       $29,996,395    $6,594,083    $25,568,853
    Dividends (Note 2)................................................           --                --        67,289             --
                                                                        -----------       -----------    ----------    -----------
      Total Investment Income ........................................   88,000,807        29,996,395     6,661,372     25,568,853
                                                                        -----------       -----------    ----------    -----------

EXPENSES:
    Investment advisory fee (Note 3)..................................    6,215,281         2,146,683       751,701      1,850,219
    Administration fee (Note 3).......................................    1,255,052           433,401       151,791        384,131
    Custodian fee (Note 3)............................................       38,372            13,736        11,908         14,099
    Fund accounting fee (Note 3)......................................       73,032            49,266        31,030         48,943
    Legal fee (Note 3)................................................       66,898            21,259         7,842         21,034
    Audit fee.........................................................       12,806             8,603         9,347          8,603
    Shareholder servicing fee (Note 3)................................      999,443           183,712        83,343        283,343
    Transfer agent fee (Note 3).......................................    1,026,136           199,004        31,726        213,564
    12b-1 fee (Note 3)................................................        1,835                --            --             --
    Trustees' fees and expenses (Note 3)..............................       33,267            10,556         3,903         10,457
    Reports to shareholders (Note 3)..................................      202,115            37,449         6,292         43,595
    Insurance ........................................................       12,643             5,982         1,526          4,223
    Miscellaneous.....................................................      161,880            30,690        20,844         38,423
                                                                        -----------       -----------    ----------    -----------
      Total expenses before reimbursement/waiver (Note 4).............   10,098,760         3,140,341     1,111,253      2,920,634
                                                                        -----------       -----------    ----------    -----------
      Less: reimbursement/waiver (Note 4).............................     (590,962)          (82,376)           --             --
                                                                        -----------       -----------    ----------    -----------
        Total expenses net of reimbursement/waiver ...................    9,507,798         3,057,965     1,111,253      2,920,634
                                                                        -----------       -----------    ----------    -----------
NET INVESTMENT INCOME.................................................   78,493,009        26,938,430     5,550,119     22,648,219
                                                                        -----------       -----------    ----------    -----------

NET REALIZED GAIN ON INVESTMENTS SOLD (Note 2)........................        3,715                --            --         23,989
                                                                        -----------       -----------    ----------    -----------

NET INCREASE IN NET ASSETS RESULTING
    FROM  OPERATIONS..................................................  $78,496,724       $26,938,430    $5,550,119    $22,672,208
                                                                        ===========       ===========    ==========    ===========


                       See Notes to Financial Statements.

    Connecticut Municipal         Massachusetts Municipal
        Money Market Fund            Money Market Fund
         -----------                   -----------


         $ 2,572,528                   $ 1,542,688
              35,532                        19,318
         -----------                   -----------
           2,608,060                     1,562,006
         -----------                   -----------


             297,247                       180,297
              60,017                        36,415
               7,193                         5,381
              18,025                        17,977
               3,227                         1,828
               8,158                         8,158
              74,312                        45,074
              11,526                         6,782
                  --                            --
               1,604                           910
               2,501                         1,449
                 612                           300
                 523                         6,846
         -----------                   -----------
             484,945                       311,417
         -----------                   -----------
             (24,211)                      (31,957)
         -----------                   -----------
             460,734                       279,460
         -----------                   -----------
           2,147,326                     1,282,546
         -----------                   -----------

                  --                            --
         -----------                   -----------


         $ 2,147,326                   $ 1,282,546
         ===========                   ===========

THE GALAXY FUND


STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Money Market Fund               Government Fund
                                                                --------------------------------- ---------------------------------
                                                                Six months ended    Year ended    Six months ended    Year ended
                                                                 April 30, 1998     October 31,    April 30, 1998     October 31,
                                                                   (unaudited)         1997          (unaudited)         1997
                                                                  --------------   --------------   --------------   --------------
NET ASSETS at beginning of period..............................   $3,016,823,396   $2,083,533,947   $  981,371,917   $1,060,170,053
                                                                  --------------   --------------   --------------   --------------

Increase in Net Assets resulting from operations:
    Net investment income......................................       78,493,009      127,748,599       26,938,430       53,506,212
    Net realized gain on investments sold......................            3,715              352               --            1,250
                                                                  --------------   --------------   --------------   --------------
      Net increase in net assets resulting from operations.....       78,496,724      127,748,951       26,938,430       53,507,462
                                                                  --------------   --------------   --------------   --------------

Dividends to shareholders from:
    Retail Shares:
      Net investment income....................................      (49,816,564)     (76,502,698)      (8,968,303)     (16,580,573)
      Dividends in excess of net investment income.............               --               --               --               --
                                                                  --------------   --------------   --------------   --------------
        Total Dividends .......................................      (49,816,564)     (76,502,698)      (8,968,303)     (16,580,573)
                                                                  --------------   --------------   --------------   --------------
    Retail B Shares:
      Net investment income....................................          (10,539)         (12,281)             N/A              N/A
      Dividends in excess of net investment income.............               --               --              N/A              N/A
                                                                  --------------   --------------   --------------   --------------
        Total Dividends .......................................          (10,539)         (12,281)             N/A              N/A
                                                                  --------------   --------------   --------------   --------------
    Trust Shares:
      Net investment income....................................      (28,658,186)     (51,241,328)     (17,970,127)     (36,925,639)
      Dividends in excess of net investment income.............               --               --               --               --
                                                                  --------------   --------------   --------------   --------------
        Total Dividends .......................................      (28,658,186)     (51,241,328)     (17,970,127)     (36,925,639)
                                                                  --------------   --------------   --------------   --------------

        Total Dividends to shareholders .......................      (78,485,289)    (127,756,307)     (26,938,430)     (53,506,212)
                                                                  --------------   --------------   --------------   --------------

Net increase (decrease) from share transactions(1)  ...........      203,160,600      933,296,805      188,935,649      (78,799,386)
                                                                  --------------   --------------   --------------   --------------

    Net increase (decrease) in net assets......................      203,172,035      933,289,449      188,935,649      (78,798,136)
                                                                  --------------   --------------   --------------   --------------

NET ASSETS at end of period (including line A).................   $3,219,995,431   $3,016,823,396   $1,170,307,566   $  981,371,917
                                                                  ==============   ==============   ==============   ==============

(A) Undistributed (overdistributed) net investment income (loss)  $      233,584   $      225,864   $      (45,378)  $      (45,378)
                                                                  ==============   ==============   ==============   ==============

--------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock activity on pages 32 and 33.



                       See Notes to Financial Statements.

                                                                         Connecticut Municipal           Massachusetts Municipal
          Tax-Exempt Fund               U.S. Treasury Fund                 Money Market Fund                Money Market Fund
-------------------------------   -------------------------------  --------------------------------  -------------------------------
Six months ended    Year ended    Six months ended    Year ended    Six months ended    Year ended    Six months ended    Year ended
 April 30, 1998     October 31,    April 30, 1998     October 31,    April 30, 1998     October 31,    April 30, 1998    October 31,
   (unaudited)         1997          (unaudited)         1997          (unaudited)         1997          (unaudited)         1997
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------
$321,222,118       $301,854,872     $979,144,066     $797,561,471     $137,094,660     $110,544,441     $80,965,571     $47,066,054
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------


   5,550,119          9,677,246       22,648,219       41,077,546        2,147,326        3,617,480       1,282,546       1,818,846
          --                 --           23,989           19,124               --               --              --              --
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------
   5,550,119          9,677,246       22,672,208       41,096,670        2,147,326        3,617,480       1,282,546       1,818,846
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------



  (2,402,020)        (3,944,381)     (13,311,607)     (23,823,527)      (2,147,326)      (3,614,319)     (1,282,666)     (1,818,846)
          --                 --               --               --               --               --              --              --
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------
  (2,402,020)        (3,944,381)     (13,311,607)     (23,823,527)      (2,147,326)      (3,614,319)     (1,282,666)     (1,818,846)
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------

         N/A                N/A              N/A              N/A              N/A              N/A             N/A             N/A
         N/A                N/A              N/A              N/A              N/A              N/A             N/A             N/A
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------
         N/A                N/A              N/A              N/A              N/A              N/A             N/A             N/A
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------

  (3,148,099)        (5,732,832)      (9,336,606)     (17,254,019)             N/A              N/A             N/A             N/A
          --                 --               --               --              N/A              N/A             N/A             N/A
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------
  (3,148,099)        (5,732,832)      (9,336,606)     (17,254,019)             N/A              N/A             N/A             N/A
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------

  (5,550,119)        (9,677,213)     (22,648,213)     (41,077,546)      (2,147,326)      (3,614,319)     (1,282,666)     (1,818,846)
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------

  46,441,469         19,367,213      (24,003,773)     181,563,471       13,845,560       26,547,058      10,652,021      33,899,517
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------

  46,441,469         19,367,246      (23,979,778)     181,582,595       13,845,560       26,550,219      10,651,901      33,899,517
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------

$367,663,587       $321,222,118     $955,164,288     $979,144,066     $150,940,220     $137,094,660     $91,617,472     $80,965,571
============       ============     ============     ============     ============     ============     ===========     ===========

$    (19,941)      $    (19,941)    $    316,536     $    316,530     $     (5,089)    $     (5,089)    $      (120)    $        --
============       ============     ============     ============     ============     ============     ===========     ===========

THE GALAXY FUND


STATEMENTS OF CHANGES IN NET ASSETS -
Capital Stock Activity

                                                                       Money Market Fund               Government Fund
                                                                --------------------------------- ---------------------------------
                                                                Six months ended    Year ended    Six months ended    Year ended
                                                                 April 30, 1998     October 31,    April 30, 1998     October 31,
                                                                   (unaudited)         1997          (unaudited)         1997
                                                                 ---------------  ---------------    -------------  ---------------
DOLLAR AMOUNTS
Retail Shares:
    Sold .................................................       $ 3,097,121,231  $ 4,623,828,689    $ 468,638,594  $   729,544,101
    Issued to shareholders in reinvestment of dividends ..            49,439,415       75,954,856        8,938,885       16,519,769
    Repurchased ..........................................        (3,014,824,214)  (3,981,201,650)    (455,671,563)    (721,962,501)
                                                                 ---------------  ---------------    -------------  ---------------
    Net increase (decrease) in shares outstanding ........       $   131,736,432  $   718,581,895    $  21,905,916  $    24,101,369
                                                                 ===============  ===============    =============  ===============
Retail B Shares:
    Sold .................................................       $     2,513,166  $     1,047,623              N/A              N/A
    Issued to shareholders in reinvestment of dividends ..                 8,888           12,123              N/A              N/A
    Repurchased ..........................................            (2,893,280)        (310,758)             N/A              N/A
                                                                 ---------------  ---------------    -------------  ---------------
    Net increase (decrease) in shares outstanding ........       $      (371,226) $       748,988              N/A              N/A
                                                                 ===============  ===============    =============  ===============
Trust Shares:
    Sold .................................................       $ 1,127,278,363  $ 2,442,712,102    $ 835,515,652  $ 1,419,192,696
    Issued to shareholders in reinvestment of dividends ..               405,189          824,412          227,591          779,351
    Repurchased ..........................................        (1,055,888,158)  (2,229,570,592)    (668,713,510)  (1,522,872,802)
                                                                 ---------------  ---------------    -------------  ---------------
    Net increase (decrease) in shares outstanding ........       $    71,795,394  $   213,965,922    $ 167,029,733  $  (102,900,755)
                                                                 ===============  ===============    =============  ===============
SHARE ACTIVITY
Retail Shares:
    Sold .................................................         3,097,121,231    4,623,828,689      468,638,594      729,544,101
    Issued to shareholders in reinvestment of dividends ..            49,439,415       75,954,856        8,938,885       16,519,769
    Repurchased ..........................................        (3,014,824,214)  (3,981,201,650)    (455,671,563)    (721,962,501)
                                                                 ---------------  ---------------    -------------  ---------------
    Net increase (decrease) in shares outstanding ........           131,736,432      718,581,895       21,905,916       24,101,369
                                                                 ===============  ===============    =============  ===============
Retail B Shares:
    Sold .................................................             2,513,166        1,047,623              N/A              N/A
    Issued to shareholders in reinvestment of dividends ..                 8,888           12,123              N/A              N/A
    Repurchased ..........................................            (2,893,280)        (310,758)             N/A              N/A
                                                                 ---------------  ---------------    -------------  ---------------
    Net increase (decrease) in shares outstanding ........              (371,226)         748,988              N/A              N/A
                                                                 ===============  ===============    =============  ===============
Trust Shares:
    Sold .................................................         1,127,278,363    2,442,712,102      835,515,652    1,419,192,696
    Issued to shareholders in reinvestment of dividends ..               405,189          824,412          227,591          779,351
    Repurchased ..........................................        (1,055,888,158)  (2,229,570,592)    (668,713,510)  (1,522,872,802)
                                                                 ---------------  ---------------    -------------  ---------------
    Net increase (decrease) in shares outstanding ........            71,795,394      213,965,922      167,029,733     (102,900,755)
                                                                 ===============  ===============    =============  ===============


                       See Notes to Financial Statements.

                                                                         Connecticut Municipal           Massachusetts Municipal
          Tax-Exempt Fund               U.S. Treasury Fund                 Money Market Fund                Money Market Fund
-------------------------------   -------------------------------  --------------------------------  -------------------------------
Six months ended    Year ended    Six months ended    Year ended    Six months ended    Year ended    Six months ended    Year ended
 April 30, 1998     October 31,    April 30, 1998     October 31,    April 30, 1998     October 31,    April 30, 1998    October 31,
   (unaudited)         1997          (unaudited)         1997          (unaudited)         1997          (unaudited)         1997
------------       ------------     ------------     ------------     ------------     ------------     -----------     -----------




$ 262,163,082    $ 405,375,839    $ 666,957,847    $ 1,252,641,737  $ 220,989,117    $ 308,300,041    $ 123,793,617   $ 164,854,517
    2,393,784        3,935,706       13,271,331         23,742,666      1,518,356        2,576,197          709,093       1,161,644
 (259,407,061)    (374,953,462)    (689,182,082)    (1,133,657,607)  (208,661,913)    (284,329,180)    (113,850,689)   (132,116,644)
-------------    -------------    -------------    ---------------  -------------    -------------    -------------   -------------
$   5,149,805    $  34,358,083    $  (8,952,904)   $   142,726,796  $  13,845,560    $  26,547,058    $  10,652,021   $  33,899,517
=============    =============    =============    ===============  =============    =============    =============   =============

          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
-------------    -------------    -------------    ---------------  -------------    -------------    -------------   -------------
          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
=============    =============    =============    ===============  =============    =============    =============   =============

$ 136,400,305    $ 232,513,701    $ 412,442,800    $ 1,081,964,225            N/A              N/A              N/A             N/A
       15,515           35,548          552,389            520,650            N/A              N/A              N/A             N/A
  (95,124,156)    (247,540,119)    (428,046,058)    (1,043,648,200)           N/A              N/A              N/A             N/A
-------------    -------------    -------------    ---------------  -------------    -------------    -------------   -------------
$  41,291,664    $ (14,990,870)   $ (15,050,869)   $    38,836,675            N/A              N/A              N/A             N/A
=============    =============    =============    ===============  =============    =============    =============   =============


  262,163,082      405,375,839      666,957,847      1,252,641,737    220,989,117      308,300,041      123,793,617     164,854,517
    2,393,784        3,935,706       13,271,331         23,742,666      1,518,356        2,576,197          709,093       1,161,644
 (259,407,061)    (374,953,462)    (689,182,082)    (1,133,657,607)  (208,661,913)    (284,329,180)    (113,850,689)   (132,116,644)
-------------    -------------    -------------    ---------------  -------------    -------------    -------------   -------------
    5,149,805       34,358,083       (8,952,904)       142,726,796     13,845,560       26,547,058       10,652,021      33,899,517
=============    =============    =============    ===============  =============    =============    =============   =============

          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
-------------    -------------    -------------    ---------------  -------------    -------------    -------------   -------------
          N/A              N/A              N/A                N/A            N/A              N/A              N/A             N/A
=============    =============    =============    ===============  =============    =============    =============   =============

  136,400,305      232,513,701      412,442,800      1,081,964,225            N/A              N/A              N/A             N/A
       15,515           35,548          552,389            520,650            N/A              N/A              N/A             N/A
  (95,124,156)    (247,540,119)    (428,046,058)    (1,043,648,200)           N/A              N/A              N/A             N/A
-------------    -------------    -------------    ---------------  -------------    -------------    -------------   -------------
   41,291,664      (14,990,870)     (15,050,869)        38,836,675            N/A              N/A              N/A             N/A
=============    =============    =============    ===============  =============    =============    =============   =============

THE GALAXY FUND


Money Market Fund
FINANCIAL HIGHLIGHTS
For a Share outstanding throughout each period.



Retail A Shares

                                                    Six  months ended                   Years ended October 31,
                                                      April 30, 1998    ----------------------------------------------------------
                                                        (unaudited)        1997        1996        1995       1994(1)     1993(1)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.............      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Income from Investment Operations:
        Net investment income (A)................            0.02             0.05        0.05        0.05        0.03        0.03
        Net realized gain (loss) on investments..              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total from Investment Operations: .....            0.02             0.05        0.05        0.05        0.03        0.03
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Less Dividends:
        Dividends from net investment income.....           (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
        Dividends from net realized capital gains              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total Dividends:                                  (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value.......              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ==========       ==========  ==========  ==========  ==========  ==========

Total Return (B).................................            2.50%**          4.93%       4.78%       5.23%       3.35%       2.78%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................      $2,009,633       $1,877,889  $1,159,312  $  580,762  $  797,399  $  577,558
Ratios to average net assets:
        Net investment income including
          reimbursement/waiver ..................            4.98%*           4.85%       4.67%       5.12%       3.38%       2.74%
        Operating expenses including
           reimbursement/waiver .................            0.68%*           0.69%       0.77%       0.74%       0.64%       0.63%
        Operating expenses excluding
          reimbursement/waiver ..................            0.72%*           0.73%       0.80%       0.76%       0.64%       0.63%

----------------------------------------------

*   Annualized.

**  Not Annualized.

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(2) The Fund began offering Retail B Shares on March 6, 1997.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996, 1995, 1994 and 1993 were $0.02, $0.05, $0.05, $0.05, $0.03 and
    $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996 and 1995 were $0.03, $0.05, $0.05 and
    $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by Investment Advisor and/or Administrator for Retail B Shares for the six months ended April 30, 1998 (unaudited) and the period ended October 31, 1997 were $0.02 and $0.03, respectively.

(B) Calculation does not include the effect of any sales charge for Retail B Shares. Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $1.6 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.35%.

                       See Notes to Financial Statements.

Trust Shares                                                                    Retail B Shares
                                      Years ended
Six months ended                      October 31,                                    Six months ended        Year ended
 April 30, 1998        --------------------------------------------                   April 30, 1998         October 31,
   (unaudited)           1997              1996              1995                       (unaudited)           1997(2)
----------------       --------          --------          --------                  ----------------        -----------
   $     1.00        $     1.00          $   1.00          $   1.00                        $1.00               $1.00
   ----------        ----------          --------          --------                        -----               -----

         0.03              0.05              0.05              0.05                         0.02                0.03
           --                --                --                --                           --                  --
   ----------        ----------          --------          --------                        -----               -----
         0.03              0.05              0.05              0.05                         0.02                0.03
   ----------        ----------          --------          --------                        -----               -----

        (0.03)            (0.05)            (0.05)            (0.05)                       (0.02)              (0.03)
           --                --                --                --                           --                  --
   ----------        ----------          --------          --------                        -----               -----
        (0.03)            (0.05)            (0.05)            (0.05)                       (0.02)              (0.03)
   ----------        ----------          --------          --------                        -----               -----
           --                --                --                --                           --                  --
   ----------        ----------          --------          --------                        -----               -----
   $     1.00        $     1.00          $   1.00          $   1.00                        $1.00               $1.00
   ==========        ==========          ========          ========                        =====               =====

         2.59%**           5.13%             5.00%             5.43%                        2.13%**             2.66%**


   $1,209,985        $1,138,185          $924,222          $334,054                        $ 378               $ 749

         5.17%*            5.04%             4.89%             5.30%                        4.32%*              4.27%*
         0.49%*            0.50%             0.55%             0.55%                        1.38%*              1.38%*
         0.53%*            0.54%             0.58%             0.56%                        1.42%*              1.42%*

THE GALAXY FUND


Government Fund
FINANCIAL HIGHLIGHTS
For a Share outstanding throughout each period.


Retail A Shares

                                                    Six  months ended                   Years ended October 31,
                                                      April 30, 1998    ----------------------------------------------------------
                                                        (unaudited)        1997        1996        1995       1994(1)     1993(1)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.............      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Income from Investment Operations:
        Net investment income (A)................            0.02             0.05        0.05        0.05        0.03        0.03
        Net realized gain (loss) on investments..              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total from Investment Operations: .....            0.02             0.05        0.05        0.05        0.03        0.03
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Less Dividends:
        Dividends from net investment income.....           (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
        Dividends from net realized capital gains              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total Dividends:                                  (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value.......              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ==========       ==========  ==========  ==========  ==========  ==========

Total Return (B).................................            2.44%**          4.85%       4.72%       5.20%       3.49%       2.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................      $  372,404       $  350,513  $  326,411  $  320,795  $  759,106  $  685,304
Ratios to average net assets:
        Net investment income including
          reimbursement/waiver ..................            4.88%*           4.74%       4.62%       5.11%       3.36%       2.79%
        Operating expenses including
           reimbursement/waiver .................            0.70%*           0.71%       0.75%       0.73%       0.54%       0.55%
        Operating expenses excluding
          reimbursement/waiver ..................            0.72%*           0.72%       0.76%       0.74%       0.54%       0.55%

--------------------------------------------

*   Annualized.

**  Not Annualized.

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996, 1995, 1994 and 1993 were $0.02, $0.05, $0.05, $0.05, $0.03, and
    $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996 and 1995 were $0.03, $0.05, $0.05 and
    $0.05, respectively.

(B) Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $2.3 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.49%.



                       See Notes to Financial Statements.

Trust Shares
                                      Years ended
Six months ended                      October 31,
 April 30, 1998        --------------------------------------------
   (unaudited)           1997              1996              1995
----------------       --------          --------          --------
   $     1.00        $     1.00          $   1.00          $   1.00
   ----------        ----------          --------          --------

         0.03              0.05              0.05              0.05
           --                --                --                --
   ----------        ----------          --------          --------
         0.03              0.05              0.05              0.05
   ----------        ----------          --------          --------

        (0.03)            (0.05)            (0.05)            (0.05)
           --                --                --                --
   ----------        ----------          --------          --------
        (0.03)            (0.05)            (0.05)            (0.05)
   ----------        ----------          --------          --------
           --                --                --                --
   ----------        ----------          --------          --------
   $     1.00        $     1.00          $   1.00          $   1.00
   ==========        ==========          ========          ========

         2.55%**           5.06%             4.95%             5.39%


   $  797,904        $  630,859          $733,759          $678,679

         5.08%*            4.94%             4.85%             5.27%

         0.50%*            0.51%             0.52%             0.53%

         0.52%*            0.52%             0.53%             0.54%

THE GALAXY FUND


Tax-Exempt Fund
FINANCIAL HIGHLIGHTS
For a Share outstanding throughout each period.


Retail A Shares

                                                    Six  months ended                   Years ended October 31,
                                                      April 30, 1998    ----------------------------------------------------------
                                                        (unaudited)        1997        1996        1995       1994(1)     1993(1)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.............      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Income from Investment Operations:
        Net investment income (A)................            0.01             0.03        0.03        0.03        0.02        0.02
        Net realized gain (loss) on investments..              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total from Investment Operations: .....            0.01             0.03        0.03        0.03        0.02        0.02
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Less Dividends:
        Dividends from net investment income.....           (0.01)           (0.03)      (0.03)      (0.03)      (0.02)      (0.02)
        Dividends from net realized capital gains              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total Dividends: ......................           (0.01)           (0.03)      (0.03)      (0.03)      (0.02)      (0.02)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value.......              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ==========       ==========  ==========  ==========  ==========  ==========

Total Return ....................................            1.44%**          2.95%       2.82%       3.16%       2.24%       1.93%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................      $  157,055       $  151,907  $  117,548  $  127,056  $  271,050  $  301,399
Ratios to average net assets:
        Net investment income including
          reimbursement/waiver ..................            2.88%*           2.92%       2.78%       3.12%       2.12%       1.92%
        Operating expenses including
           reimbursement/waiver .................            0.67%*           0.68%       0.68%       0.68%       0.58%       0.59%
        Operating expenses excluding
          reimbursement/waiver ..................            0.67%*           0.69%       0.69%       0.71%       0.58%       0.59%

--------------------------------------------

*   Annualized.

**  Not Annualized.

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996, 1995, 1994 and 1993 were $0.01, $0.03, $0.03, $0.03, $0.02, and
    $0.02, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996 and 1995 were $0.01, $0.03, $0.03 and
    $0.03, respectively.

                       See Notes to Financial Statements.

Trust Shares
                                      Years ended
Six months ended                      October 31,
 April 30, 1998        --------------------------------------------
   (unaudited)           1997              1996              1995
----------------       --------          --------          --------
   $     1.00        $     1.00          $   1.00          $   1.00
   ----------        ----------          --------          --------

         0.01              0.03              0.03              0.03
           --                --                --                --
   ----------        ----------          --------          --------
         0.01              0.03              0.03              0.03
   ----------        ----------          --------          --------

        (0.01)            (0.03)            (0.03)            (0.03)
           --                --                --                --
   ----------        ----------          --------          --------
        (0.01)            (0.03)            (0.03)            (0.03)
   ----------        ----------          --------          --------
           --                --                --                --
   ----------        ----------          --------          --------
   $     1.00        $     1.00          $   1.00          $   1.00
   ==========        ==========          ========          ========

         1.50%**           3.10%             2.97%             3.29%


   $  210,608        $  169,316          $184,307          $180,706

         3.02%*            3.05%             2.92%             3.24%
         0.53%*            0.53%             0.54%             0.55%
         0.53%*            0.53%             0.54%             0.56%

THE GALAXY FUND


U.S. Treasury Fund
FINANCIAL HIGHLIGHTS
For a Share outstanding throughout each period.


Retail A Shares

                                                    Six  months ended                   Years ended October 31,
                                                      April 30, 1998    ----------------------------------------------------------
                                                        (unaudited)        1997        1996        1995       1994(1)     1993(1)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.............      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Income from Investment Operations:
        Net investment income (A)................            0.02             0.05        0.05        0.05        0.03        0.03
        Net realized gain (loss) on investments..              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total from Investment Operations: .....            0.02             0.05        0.05        0.05        0.03        0.03
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Less Dividends:
        Dividends from net investment income.....           (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
        Dividends from net realized capital gains              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
          Total Dividends: ......................           (0.02)           (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value.......              --               --          --          --          --          --
                                                       ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................      $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                       ==========       ==========  ==========  ==========  ==========  ==========

Total Return (B).................................            2.35%**          4.67%       4.63%       4.99%       3.30%       2.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................      $  577,030       $  585,969  $  443,230  $  318,621  $  466,993  $  447,960
Ratios to average net assets:
        Net investment income including
          reimbursement/waiver ..................            4.70%*           4.58%       4.53%       4.90%       3.24%       2.71%
        Operating expenses including
           reimbursement/waiver .................            0.68%*           0.69%       0.69%       0.73%       0.56%       0.55%
        Operating expenses excluding
          reimbursement/waiver ..................            0.68%*           0.70%       0.69%       0.73%       0.56%       0.55%

--------------------------------------------

*   Annualized.

**  Not Annualized.

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996, 1995, 1994 and 1993 were $0.02, $0.05, $0.05, $0.05, $0.03, and
    $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996 and 1995 were $0.02, $0.05, $0.05 and
    $0.05, respectively.

(B) Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $1 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.30%.

                       See Notes to Financial Statements.

Trust Shares
                                      Years ended
Six months ended                      October 31,
 April 30, 1998        --------------------------------------------
   (unaudited)           1997              1996              1995
----------------       --------          --------          --------
   $     1.00        $     1.00          $   1.00          $   1.00
   ----------        ----------          --------          --------

         0.02              0.05              0.05              0.05
           --                --                --                --
   ----------        ----------          --------          --------
         0.02              0.05              0.05              0.05
   ----------        ----------          --------          --------

        (0.02)            (0.05)            (0.05)            (0.05)
           --                --                --                --
   ----------        ----------          --------          --------
        (0.02)            (0.05)            (0.05)            (0.05)
   ----------        ----------          --------          --------
           --                --                --                --
   ----------        ----------          --------          --------
   $     1.00        $     1.00          $   1.00          $   1.00
   ==========        ==========          ========          ========

         2.44%**           4.85%             4.80%             5.18%


   $  378,134        $  393,175          $354,331          $271,036

         4.86%*            4.75%             4.69%             5.06%
         0.51%*            0.52%             0.53%             0.55%
         0.51%*            0.53%             0.53%             0.55%

THE GALAXY FUND

Connecticut Municipal Money Market Fund
FINANCIAL HIGHLIGHTS
For a Share outstanding throughout each period.

                                                                             Years ended October 31,
                                                                        ------------------------------------------------
                                                    Six  months ended      1997        1996               1995
                                                      April 30, 1998    ----------  ----------  ------------------------
                                                        (unaudited)                             Investment      Trust
                                                          Shares          Shares      Shares(3)    Shares      Shares
                                                       ----------       ----------  ----------  ----------    ----------
Net Asset Value, Beginning of Period.............      $     1.00       $     1.00  $     1.00  $     1.00    $     1.00
                                                       ----------       ----------  ----------  ----------    ----------
Income from Investment Operations:
        Net investment income (A)(C).............            0.01             0.03        0.03        0.03          0.03
        Net realized gain (loss) on investments..              --               --          --          --            --
                                                       ----------       ----------  ----------  ----------    ----------
          Total from Investment Operations: (A)..            0.01             0.03        0.03        0.03          0.03
                                                       ----------       ----------  ----------  ----------    ----------
Less Dividends:
        Dividends from net investment income(A)..           (0.01)           (0.03)      (0.03)      (0.03)        (0.03)
        Dividends from net realized capital gains              --               --          --          --            --
                                                       ----------       ----------  ----------  ----------    ----------
          Total Dividends:(A) ...................           (0.01)           (0.03)      (0.03)      (0.03)        (0.03)
                                                       ----------       ----------  ----------  ----------    ----------
Net increase (decrease) in net asset value.......              --                           --          --            --
                                                       ----------       ----------  ----------  ----------    ----------
Net Asset Value, End of Period...................      $     1.00       $     1.00  $     1.00  $     1.00    $     1.00
                                                       ==========       ==========  ==========  ==========    ==========

Total Return (B).................................            1.44%**          2.94%       2.83%       2.94%         3.19%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................      $  150,940       $  137,095  $  110,544  $   71,472    $   31,164
Ratios to average net assets:
        Net investment income including
          reimbursement/waiver ..................            2.89%*           2.91%       2.79%       2.88%         3.14%
        Operating expenses including
           reimbursement/waiver .................            0.62%*           0.60%       0.64%       0.82%         0.57%
        Operating expenses excluding
          reimbursement/waiver ..................            0.65%*           0.65%       0.73%       1.29%         0.79%

----------------------------------------------

*   Annualized.

**  Not Annualized.

(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds.

(2) The Predecessor Fund began offering Trust Shares on December 16, 1993.

(3) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of each of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.

(A) Represents less than $0.01 per share for year 1993.

(B) Calculation does not include the effect of any sales charge for Investment Shares of the Predecessor Fund.

(C) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997 and 1996 were $0.01, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Investment Shares for the years ended October 31, 1995 (unaudited), 1994 (unaudited) and the period ended October 31, 1993 (unaudited) were $0.03, $0.01 and $0.00, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Trust Shares for the year ended October 31, 1995 (unaudited) and the period ended October 31, 1994 (unaudited) were $0.02 and $0.01, respectively.

                       See Notes to Financial Statements.


           Years ended October 31,
----------------------------------------------
            1994                        1993
----------------------------          --------
Investment            Trust          Investment
  Shares             Shares(2)         Shares(1)
----------          --------          --------
$     1.00          $   1.00          $   1.00
----------          --------          --------

      0.02              0.02                --
        --                --                --
----------          --------          --------
      0.02              0.02                --
----------          --------          --------

     (0.02)            (0.02)               --
        --                --                --
----------          --------          --------
     (0.02)            (0.02)               --
----------          --------          --------
        --                --                --
----------          --------          --------
$     1.00          $   1.00          $   1.00
==========          ========          ========

      1.83%             2.08%**           0.14%**


$   80,663          $ 34,354          $  6,582

      1.99%             2.24%*            2.12%*
      0.78%             0.53%*            0.36%*
      1.50%             1.00%*            5.82%*

THE GALAXY FUND

Massachusetts Municipal Money Market Fund
FINANCIAL HIGHLIGHTS
For a Share outstanding throughout each period.


                                                   Six  months ended                   Years ended October 31,
                                                     April 30, 1998    ----------------------------------------------------------
                                                       (unaudited)        1997        1996(a)     1995         1994      1993(1)
                                                      ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.............     $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                      ----------       ----------  ----------  ----------  ----------  ----------
Income from Investment Operations:
        Net investment income (A)(B).............           0.01             0.03        0.03        0.03        0.02          --
        Net realized gain (loss) on investments..             --               --          --          --          --          --
                                                      ----------       ----------  ----------  ----------  ----------  ----------
          Total from Investment Operations:(A)...           0.01             0.03        0.03        0.03        0.02          --
                                                      ----------       ----------  ----------  ----------  ----------  ----------
Less Dividends:
        Dividends from net investment income(A)..          (0.01)           (0.03)      (0.03)      (0.03)      (0.02)         --
        Dividends from net realized capital gains             --               --          --          --          --          --
                                                      ----------       ----------  ----------  ----------  ----------  ----------
          Total Dividends:(A) ...................          (0.01)           (0.03)      (0.03)      (0.03)      (0.02)         --
                                                      ----------       ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net asset value.......             --               --          --          --          --          --
                                                      ----------       ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period...................     $     1.00       $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                      ==========       ==========  ==========  ==========  ==========  ==========

Total Return ....................................           1.42%**          2.92%       2.83%       3.21%       1.99%       0.12%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................     $   91,617       $   80,966  $   47,066  $   40,326  $   31,516  $    1,237
Ratios to average net assets:
        Net investment income including
          reimbursement/waiver ..................           2.85%*           2.90%       2.78%       3.16%       2.00%       2.75%*
        Operating expenses including
           reimbursement/waiver .................           0.62%*           0.61%       0.62%       0.57%       0.53%       0.11%*
        Operating expenses excluding
          reimbursement/waiver ..................           0.69%*           0.69%       0.83%       1.06%       1.21%      35.42%*

--------------------------------------------

*   Annualized.

**  Not Annualized.

(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds.

(2) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust.

(A) Represents less than $0.01 per share for year 1993.

(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for the six months ended April 30, 1998 (unaudited) and the years ended October 31, 1997, 1996, 1995 (unaudited), 1994 (unaudited) and the period ended October 31, 1993 (unaudited) were $0.01, $0.03, $0.03, $0.03, $0.01 and $(0.01), respectively.

                       See Notes to Financial Statements.

THE GALAXY FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Organization

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-six managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (individually, a "Fund," collectively, the "Funds") only.

The Money Market Fund is authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Government, Tax-Exempt and U.S. Treasury Funds are authorized to issue two series of Shares (Trust Shares and Retail A Shares). Trust Shares, Retail A Shares and Retail B Shares are substantially the same, except (i) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge and (ii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agent charges. Six years after the date of purchase, Retail B Shares of the Money Market Fund will automatically convert to Retail A Shares of such Fund.

The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares. Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, together with Retail A Shares of the Money Market, Government, Tax-Exempt and U.S. Treasury Funds, are hereinafter referred to as "Retail Shares".

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

Dividends to Shareholders: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

Repurchase Agreements: Each Fund, except the U.S. Treasury Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying

THE GALAXY FUND

NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. Investment Advisory, Administration, Distribution, Shareholder Services and Other Fees

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government and Tax-Exempt Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of net assets of each Fund plus 0.35% of net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government and Tax-Exempt Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's net assets exceed $750,000,000.

The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. Pursuant to such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net asset value of the outstanding Retail Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net asset value of the outstanding Retail Shares beneficially owned by such customers.

The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liason and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions. For the six months

THE GALAXY FUND

NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

ended April 30, 1998, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                                Services          12b-1 Plan
                                                  ----------
    Fund                         Plan      Services         Distribution
    ----                         ----      --------         ------------
Money Market Fund.........     $999,443     $  245            $ 1,590
Government Fund...........      183,712        N/A                N/A
Tax-Exempt Fund...........       83,343        N/A                N/A
U.S. Treasury Fund........      283,343        N/A                N/A
Connecticut Municipal
Money Market Fund.........       74,312        N/A                N/A
Massachusetts Municipal
Money Market Fund.........       45,074        N/A                N/A

The Retail Shares, Retail B Shares and Trust Shares of a Fund bear series specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Fund) also bear additional transfer agency fees in order to compensate Investor Services Group for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of shareholder accounts. For the six months ended April 30, 1998, transfer agent charges for each series were as follows:

    Fund                          Retail     Retail B      Trust
    ----                          ------     --------      -----
Money Market Fund.........       $959,837    $ 65,931      $  368
Government Fund...........        179,346         N/A      19,658
Tax-Exempt Fund...........         31,688         N/A          38
U.S. Treasury Fund........        205,378         N/A       8,186
Connecticut Municipal
Money Market Fund.........         11,526         N/A         N/A
Massachusetts Municipal
Money Market Fund.........          6,782         N/A         N/A

Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the six month period ended April 30, 1998 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.  Waiver of Fees and Reimbursement of Expenses

Fleet and/or its affiliates and/or Investor Services Group voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 1998, the waived fees and/or reimbursed expenses with respect to the Funds are as follows:

Fund                                   Fees waived
----                                   -----------
Money Market Fund...........            $ 590,951
Government Fund.............               82,376


             Fund                       Expenses Reimbursed
             ----                       -------------------
  Money Market Fund.........                 $      11
  Connecticut Municipal
  Money Market Fund.........                    24,211
  Massachusetts Municipal
  Money Market Fund.........                    31,957

5.  Shares of Beneficial Interest

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into twenty-seven classes of shares, each consisting of one or more series including: Class A Shares (Retail A Shares), Class A - Special Series 1 Shares (Trust Shares) and Class A - Special Series 2 Shares (Retail B Shares) - Money Market Fund; Class B Shares (Retail A Shares) and Class B - Special Series 1 Shares (Trust Shares) - Government Fund; Class E Shares (Retail A Shares) and Class E Special Series 1 Shares (Trust Shares) - Tax-Exempt Fund; Class F Shares (Retail A

THE GALAXY FUND

NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

Shares) and Class F - Special Series 1 Shares (Trust Shares) - U.S. Treasury Fund; Class V Shares - Connecticut Municipal Money Market Fund; and Class W Shares - Massachusetts Municipal Money Market Fund.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares bear the expense of payments under the Services Plan, Retail B Shares bear the expense of payments under the 12b-1 Plan and Retail A Shares, Retail B Shares and Trust Shares each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.  Concentration of Credit

The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

7. Federal Tax Information

At October 31, 1997, the following Funds had capital loss carryforwards:

Fund                           Amount        Expiration
----                         ----------      ----------
Money Market Fund ........  $ 1,304,701         2002
                                  5,000         2003
                                 43,235         2004

Government Fund ..........      871,254         2002

Tax-Exempt Fund ..........      120,301         2002
                                  3,772         2003
                                  7,498         2004

U.S. Treasury Fund .......      775,376         2002

Connecticut Municipal
 Money Market Fund .......        6,619         2003
                                    817         2004
Massachusetts Municipal
 Money Market Fund .......          133         2002
                                     31         2003
                                 12,416         2004

8. Results of Special Meeting of Shareholders of the Money Market Fund, Government Fund, U.S. Treasury Fund and Tax-Exempt Fund

At a special meeting of shareholders of the Galaxy Money Market, Government, U.S. Treasury and Tax-Exempt Funds held on February 26, 1998 and reconvened on March 12, 1998, shareholders of the Funds approved the elimination of the fundamental investment limitation prohibiting the Funds from investing in obligations with maturities exceeding one year in order to permit the Funds to invest in obligations with maturities permitted by Rule 2a-7 under the 1940 Act. The results of the shareholder vote were as follows:

Fund                                   For                               Against                             Abstain
----                                   ---                               -------                             -------
Money Market                  1,335,206,856 shares                 114,361,113 shares                   42,333,893 shares
Government                      498,129,430 shares                   9,117,832 shares                    8,863,274 shares
U.S. Treasury                   383,784,571 shares                  32,604,721 shares                   96,451,717 shares
Tax-Exempt                      207,548,897 shares                   2,458,866 shares                    2,216,700 shares

At the special meeting, shareholders of the Funds also approved a change in the Funds' fundamental investment limitation with respect to issuer diversification to allow the Funds to operate in accordance with a diversification policy as may be permitted from time to time in accordance with Rule 2a-7 under the 1940 Act. The results of the shareholder vote were as follows:

Fund                                   For                               Against                             Abstain
----                                   ---                               -------                             -------
Money Market                  1,367,332,906 shares                  76,204,019 shares                   48,354,937 shares
Government                      496,171,306 shares                  10,413,723 shares                    9,525,508 shares
U.S. Treasury                   377,261,369 shares                  35,682,912 shares                   99,896,728 shares
Tax-Exempt                      207,477,886 shares                   2,411,514 shares                    2,335,063 shares

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